Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)(b)	946,477	$5,849,228
Arcos Dorados Holdings Inc., Class A	1,147,146	5,655,430
Banco BBVA Argentina SA, ADR(a)(b)	117,000	374,400
Banco Macro SA, ADR(a)	346,625	5,535,601
Central Puerto SA, ADR	809,178	2,184,781
Despegar.com Corp.(a)(b)	430,943	4,757,611
Globant SA(a)(b)	279,199	52,679,267
Grupo Financiero Galicia SA, ADR	839,742	7,230,179
Loma Negra Cia Industrial Argentina SA, ADR	46,701	256,388
Pampa Energia SA, ADR(a)(b)	386,326	5,443,333
Telecom Argentina SA, ADR	690,563	5,821,446
Transportadora de Gas del Sur SA, Class B(a)	595,250	3,256,018
YPF SA, ADR(a)	1,345,069	6,765,697

		105,809,379

Brazil — 3.7%
AES Tiete Energia SA	1,350,844	4,065,461
Aliansce Sonae Shopping Centers SA(a)	1,222,801	5,959,456
Alupar Investimento SA	1,351,324	6,036,381
Ambev SA	34,526,999	89,616,414
Anima Holding SA(a)	675,900	4,505,038
Arezzo Industria e Comercio SA	404,612	5,217,141
Atacadao SA	2,869,500	10,713,709
B2W Cia. Digital(a)	1,694,903	22,153,332
B3 SA - Brasil, Bolsa, Balcao	15,346,828	159,931,947
Banco Bradesco SA	9,926,788	39,901,406
Banco BTG Pactual SA	1,776,900	26,134,812
Banco do Brasil SA	6,234,913	39,195,744
Banco Inter SA	562,267	7,608,035
Banco Santander Brasil SA	2,884,963	20,969,765
BB Seguridade Participacoes SA	4,972,843	26,368,444
BK Brasil Operacao e Assessoria a Restaurantes SA	1,558,300	3,095,682
BR Malls Participacoes SA(a)	5,756,924	10,463,928
BR Properties SA	2,521,891	4,920,969
BRF SA(a)	4,158,058	17,006,956
Camil Alimentos SA	1,103,082	2,281,469
CCR SA	9,156,887	22,169,046
Centrais Eletricas Brasileiras SA	2,437,200	14,054,460
Cia Brasileira de Distribuicao	1,184,600	15,230,462
Cia. de Locacao das Americas	2,592,136	13,109,510
Cia. de Saneamento Basico do Estado de Sao Paulo	2,546,028	21,054,016
Cia. de Saneamento de Minas Gerais-COPASA	1,617,600	4,462,842
Cia. de Saneamento do Parana	1,428,106	6,628,603
Cia. Hering	1,365,600	4,409,046
Cia. Siderurgica Nacional SA	5,232,556	22,839,578
Cielo SA	9,753,118	6,428,259
Cogna Educacao	13,794,415	12,011,512
Construtora Tenda SA	633,800	3,365,424
Cosan Logistica SA(a)	1,391,423	4,360,670
Cosan SA	1,168,772	16,825,855
CPFL Energia SA	1,344,100	7,823,313
CVC Brasil Operadora e Agencia de Viagens SA	1,476,129	4,996,116
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,265,000	11,379,353
Duratex SA	2,441,308	8,512,159
EcoRodovias Infraestrutura e Logistica SA(a)	2,014,600	4,499,622
EDP - Energias do Brasil SA	2,049,500	7,058,516

Security	Shares	Value

Brazil (continued)
Embraer SA(a)	6,053,583	$9,103,724
Enauta Participacoes SA	725,100	1,393,349
Energisa SA	1,344,275	11,615,450
Eneva SA(a)	1,310,100	14,166,004
Engie Brasil Energia SA	1,454,775	11,435,844
Equatorial Energia SA	6,713,380	27,159,390
Ez Tec Empreendimentos e Participacoes SA	859,206	6,532,400
Fleury SA	1,575,714	7,770,107
Grendene SA	2,504,400	3,849,954
GRUPO DE MODA SOMA SA(a)	1,662,600	3,985,067
Grupo SBF SA(a)	876,000	4,319,701
Guararapes Confeccoes SA	861,238	2,625,536
Hapvida Participacoes e Investimentos SA(c)	8,646,870	23,149,720
Hypera SA	2,722,200	16,228,631
Iguatemi Empresa de Shopping Centers SA	901,000	6,048,877
Instituto Hermes Pardini SA	494,744	2,041,933
Iochpe Maxion SA	963,728	2,768,002
IRB Brasil Resseguros S/A	7,277,035	8,957,556
JBS SA	7,911,361	34,003,510
JHSF Participacoes SA	2,181,600	2,972,985
Klabin SA	5,309,424	24,722,734
Light SA(a)	1,829,952	7,882,233
Linx SA	1,155,400	7,829,730
Localiza Rent a Car SA	4,566,303	56,988,180
Locaweb Servicos de Internet SA(a)(c)	673,300	8,267,884
LOG Commercial Properties e Participacoes SA	652,572	4,164,180
Lojas Quero Quero S/A(a)	1,579,200	4,823,081
Lojas Renner SA	5,958,636	49,428,972
M. Dias Branco SA	846,197	5,099,664
Magazine Luiza SA	22,200,872	96,368,721
Mahle-Metal Leve SA	354,371	1,261,910
Marfrig Global Foods SA(a)	2,970,613	8,096,432
Minerva SA	2,298,800	4,280,788
Movida Participacoes SA	1,291,600	4,704,881
MRV Engenharia e Participacoes SA	2,369,342	8,327,218
Multiplan Empreendimentos Imobiliarios SA	1,934,529	8,142,323
Natura & Co. Holding SA(a)	6,697,400	62,682,238
Notre Dame Intermedica Participacoes SA	3,624,279	46,092,870
Odontoprev SA	1,911,200	4,644,803
Omega Geracao SA(a)	718,100	4,906,302
Petro Rio SA(a)	848,700	7,905,327
Petrobras Distribuidora SA	5,723,412	21,815,517
Petroleo Brasileiro SA	27,570,579	130,785,124
Qualicorp Consultoria e Corretora de Seguros SA	1,724,800	10,621,987
Raia Drogasil SA	7,930,385	38,060,665
Rumo SA(a)	9,270,681	32,634,092
Santos Brasil Participacoes SA	2,900,400	2,633,227
Sao Martinho SA	1,487,811	7,228,914
Ser Educacional SA(c)	621,200	1,660,793
SIMPAR SA(a)	696,586	3,833,315
SLC Agricola SA	777,778	3,885,894
Sul America SA	2,236,832	17,782,859
Suzano SA(a)	5,564,554	58,371,434
Telefonica Brasil SA	3,355,040	27,874,835
TIM SA	5,942,500	14,883,419
TOTVS SA	3,706,900	18,410,103
Transmissora Alianca de Energia Eletrica SA	1,451,800	8,924,575
Ultrapar Participacoes SA	5,376,360	20,293,048
Vale SA	27,494,083	398,157,956
Via Varejo SA(a)	8,414,571	27,730,129

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Vivara Participacoes SA	786,900	$3,652,423
WEG SA	6,299,559	86,046,351
Wiz Solucoes e Corretagem de Seguros SA	892,900	1,462,154
YDUQS Participacoes SA	2,117,324	12,980,336

		2,293,841,812

British Virgin Islands — 0.0%
Mail.Ru Group Ltd., GDR(a)(d)	757,560	21,957,802

Chile — 0.5%
AES Gener SA	24,434,110	4,300,490
Aguas Andinas SA, Class A	19,887,461	5,730,061
Banco de Chile	322,791,537	28,258,936
Banco de Credito e Inversiones SA	365,789	12,685,276
Banco Santander Chile	462,207,818	19,945,868
CAP SA	610,362	5,769,167
Cencosud SA	10,410,848	17,871,483
Cencosud Shopping SA	3,126,949	5,168,844
Cia. Cervecerias Unidas SA	876,067	6,156,214
Cia. Sud Americana de Vapores SA(a)	142,555,355	4,348,976
Colbun SA	58,832,068	9,357,538
Empresa Nacional de Telecomunicaciones SA	1,319,582	7,948,149
Empresas CMPC SA	7,822,566	16,828,568
Empresas COPEC SA	2,857,940	22,542,191
Enel Americas SA	255,682,992	36,867,579
Enel Chile SA	201,970,518	13,974,128
Engie Energia Chile SA	5,693,800	6,829,323
Falabella SA	5,489,851	18,687,667
Forus SA	559,926	833,286
Grupo Security SA	9,032,962	1,636,940
Inversiones Aguas Metropolitanas SA	4,803,896	3,633,845
Inversiones La Construccion SA	295,890	1,832,325
Itau CorpBanca Chile SA	1,338,667,987	3,857,028
Parque Arauco SA	4,766,779	7,345,649
Ripley Corp. SA	6,551,889	2,050,055
SMU SA	17,334,684	2,621,571
SONDA SA	4,614,448	3,040,965
Vina Concha y Toro SA	3,773,263	6,463,981

		276,586,103

China — 37.3%
21Vianet Group Inc., ADR(a)(b)	719,497	20,390,545
360 DigiTech Inc., ADR(a)(b)	523,816	6,495,318
360 Security Technology Inc., Class A	2,653,688	6,694,765
361 Degrees International Ltd.(b)	9,082,000	1,136,348
3SBio Inc.(a)(b)(c)	9,376,000	9,288,317
51job Inc., ADR(a)(b)	205,802	14,509,041
AAC Technologies Holdings Inc.(b)	5,410,000	30,286,230
AECC Aviation Power Co. Ltd., Class A	1,093,916	7,534,445
Agile Group Holdings Ltd.(b)	8,638,500	12,480,000
Agricultural Bank of China Ltd., Class A	35,312,547	17,656,408
Agricultural Bank of China Ltd., Class H	202,626,000	76,842,366
AGTech Holdings Ltd.(a)	33,768,000	1,284,948
Aier Eye Hospital Group Co. Ltd., Class A	1,885,477	17,536,789
Air China Ltd., Class H	14,382,000	11,631,750
Aisino Corp., Class A	2,159,872	4,546,270
AK Medical Holdings Ltd.(b)(c)	3,330,000	5,266,146
Alibaba Group Holding Ltd., ADR(a)	14,096,972	3,712,578,546
Alibaba Health Information Technology Ltd.(a)	30,224,000	88,888,384
Alibaba Pictures Group Ltd.(a)(b)	94,630,000	12,694,640
A-Living Smart City Services Co. Ltd.(c)	3,480,750	14,659,334
Aluminum Corp. of China Ltd., Class H(a)	31,074,000	12,265,262

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class A	1,898,229	$16,299,507
Anhui Conch Cement Co. Ltd., Class H	9,050,000	57,901,322
Anhui Gujing Distillery Co. Ltd., Class A	188,980	6,065,787
Anhui Gujing Distillery Co. Ltd., Class B	760,780	9,008,656
Anhui Kouzi Distillery Co. Ltd., Class A	350,308	3,194,322
ANTA Sports Products Ltd.	8,040,000	109,308,739
Aoyuan Healthy Life Group Co. Ltd.(b)	2,676,000	1,743,154
Ascletis Pharma Inc.(a)(b)(c)	3,631,000	1,320,789
Asia Cement China Holdings Corp.	4,310,000	4,308,610
Asymchem Laboratories Tianjin Co. Ltd., Class A	134,300	4,904,641
Autobio Diagnostics Co. Ltd., Class A	160,890	3,544,986
Autohome Inc., ADR	446,026	42,113,775
AVIC Aircraft Co. Ltd., Class A	1,544,587	7,312,196
Avic Capital Co. Ltd., Class A	7,177,291	5,072,136
AVIC Jonhon Optronic Technology Co. Ltd., Class A	706,961	6,339,060
AVIC Shenyang Aircraft Co. Ltd., Class A	574,667	5,303,920
AviChina Industry & Technology Co. Ltd., Class H	19,304,000	11,752,967
Baidu Inc., ADR(a)	2,024,401	281,371,495
Bank of Beijing Co. Ltd., Class A	13,551,934	10,050,751
Bank of Chengdu Co. Ltd., Class A	2,529,975	4,375,583
Bank of China Ltd., Class A	18,327,000	9,191,422
Bank of China Ltd., Class H	584,134,000	206,453,036
Bank of Communications Co. Ltd., Class A	19,292,080	13,809,481
Bank of Communications Co. Ltd., Class H	62,682,000	34,686,331
Bank of Hangzhou Co. Ltd., Class A	3,184,740	7,356,902
Bank of Jiangsu Co. Ltd., Class A	7,586,214	7,182,747
Bank of Nanjing Co. Ltd., Class A	6,159,221	8,068,828
Bank of Ningbo Co. Ltd., Class A	2,863,776	16,059,899
Bank of Shanghai Co. Ltd., Class A	8,437,195	10,347,824
Baoshan Iron & Steel Co. Ltd., Class A	8,851,829	8,354,145
Baozun Inc., ADR(a)(b)	423,443	15,735,142
BBMG Corp., Class A	14,992,636	7,063,454
BeiGene Ltd., ADR(a)	337,710	86,349,070
Beijing Capital International Airport Co. Ltd., Class H	13,548,000	10,153,354
Beijing Capital Land Ltd., Class H	11,266,000	2,005,428
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	665,250	1,714,504
Beijing Energy International Holding Co. Ltd.(a)	50,504,852	1,550,488
Beijing Enlight Media Co. Ltd., Class A	1,655,194	3,262,618
Beijing Enterprises Holdings Ltd.	3,383,500	10,954,640
Beijing Enterprises Urban Resources Group Ltd.(a)	14,764,000	4,761,045
Beijing Enterprises Water Group Ltd.	36,752,000	14,885,686
Beijing Gas Blue Sky Holdings Ltd.(a)	89,280,000	1,623,796
Beijing New Building Materials PLC, Class A	896,222	5,311,994
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,321,595	6,869,133
Beijing Shiji Information Technology Co. Ltd., Class A	599,795	3,042,752
Beijing Shunxin Agriculture Co. Ltd., Class A	444,400	4,288,695
Beijing Sinnet Technology Co. Ltd., Class A	1,184,487	3,438,279
Beijing Tiantan Biological Products Corp. Ltd., Class A	651,337	3,934,779
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	2,331,000	2,811,332
Beijing Tongrentang Co. Ltd., Class A	973,596	3,980,233
BEST Inc., ADR(a)(b)	1,638,652	4,801,250
Betta Pharmaceuticals Co. Ltd., Class A	231,894	3,217,289
BGI Genomics Co. Ltd., Class A	262,900	5,226,476
Bilibili Inc., ADR(a)(b)	889,727	55,928,239
BOE Technology Group Co. Ltd., Class A	15,724,700	12,928,765

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bosideng International Holdings Ltd.(b)	24,642,000	$10,807,198
Brilliance China Automotive Holdings Ltd.	22,790,000	20,283,908
BYD Co. Ltd., Class A	822,786	21,526,396
BYD Co. Ltd., Class H(b)	4,756,000	111,714,621
BYD Electronic International Co. Ltd.(b)	5,115,500	25,305,311
C&D International Investment Group Ltd.	3,674,000	7,175,022
CA Cultural Technology Group Ltd.(a)	5,379,000	1,803,986
Caitong Securities Co. Ltd., Class A	2,132,186	4,306,530
Camsing International Holding Ltd.(a)(b)(e)	4,108,000	430,274
CanSino Biologics Inc., Class H(a)(b)(c)	462,200	10,135,311
Canvest Environmental Protection Group Co. Ltd.	7,824,000	3,310,251
CAR Inc.(a)	6,258,000	3,043,233
Central China Real Estate Ltd.	3,704,000	2,006,682
CGN New Energy Holdings Co. Ltd.(a)	10,602,000	1,545,342
CGN Power Co. Ltd., Class H(c)	66,875,000	14,319,574
Changchun High & New Technology Industry Group Inc., Class A	191,486	10,667,132
Changjiang Securities Co. Ltd., Class A	3,799,196	5,104,126
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	128,000	3,702,691
Chaowei Power Holdings Ltd.	5,498,000	2,311,961
Chaozhou Three-Circle Group Co. Ltd., Class A	979,346	4,755,371
China Aircraft Leasing Group Holdings Ltd.(b)	4,300,000	3,921,445
China Animal Healthcare Ltd.(a)(e)	1,237,000	2
China Aoyuan Group Ltd.	9,056,000	9,426,884
China BlueChemical Ltd., Class H	16,324,000	2,863,675
China Bohai Bank Co. Ltd., Class H(a)(c)	19,186,000	12,794,791
China Cinda Asset Management Co. Ltd., Class H	62,247,000	12,124,214
China CITIC Bank Corp. Ltd., Class H	65,480,000	28,295,131
China Communications Construction Co. Ltd., Class H	33,490,000	17,365,985
China Communications Services Corp. Ltd., Class H	18,226,000	9,733,072
China Conch Venture Holdings Ltd.	12,201,000	57,916,388
China Construction Bank Corp., Class A	7,177,768	7,799,610
China Construction Bank Corp., Class H	710,812,000	557,463,652
China Datang Corp. Renewable Power Co. Ltd., Class H	21,563,000	3,087,382
China Dongxiang Group Co. Ltd.(b)	33,842,000	3,928,771
China East Education Holdings Ltd.(c)	4,305,500	9,596,780
China Education Group Holdings Ltd.	5,003,000	9,989,867
China Everbright Bank Co. Ltd., Class A	19,907,082	13,130,303
China Everbright Bank Co. Ltd., Class H	20,655,000	8,046,192
China Everbright Environment Group Ltd.	28,015,148	15,538,876
China Everbright Greentech Ltd.(b)(c)	7,391,000	3,022,183
China Everbright Ltd.	7,308,000	10,538,980
China Everbright Water Ltd.(b)	8,412,600	1,412,880
China Evergrande Group(b)	13,597,000	28,658,495
China Feihe Ltd.(c)	8,850,000	21,141,825
China Fiber Optic Network System Group Ltd.(a)(e)	10,394,800	13
China Foods Ltd.	8,202,000	2,941,188
China Fortune Land Development Co. Ltd., Class A	2,389,744	5,393,308
China Galaxy Securities Co. Ltd., Class H	30,810,000	19,910,751
China Gas Holdings Ltd.	19,344,600	71,240,030
China Gezhouba Group Co. Ltd., Class A	3,282,293	3,397,049
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	8,492,000	7,393,873
China Greatwall Technology Group Co. Ltd., Class A	1,638,200	3,590,125
China Harmony Auto Holding Ltd.(b)	7,333,000	3,906,519

Security	Shares	Value

China (continued)
China High Speed Transmission Equipment Group Co. Ltd.(b)	4,543,000	$3,258,185
China Hongqiao Group Ltd.	13,004,000	11,355,960
China Huarong Asset Management Co. Ltd., Class H(c)	72,709,000	8,347,115
China Huishan Dairy Holdings Co. Ltd.(a)(e)	16,599,187	21
China Huiyuan Juice Group Ltd.(a)(e)	10,877,000	14,030
China International Capital Corp. Ltd., Class H(a)(c)	10,008,000	23,314,348
China Jinmao Holdings Group Ltd.	41,104,000	21,155,106
China Jushi Co. Ltd., Class A	1,835,493	4,691,980
China Kepei Education Group Ltd.	6,312,000	4,885,134
China Lesso Group Holdings Ltd.	8,534,000	15,235,158
China Life Insurance Co. Ltd., Class A	1,306,221	8,419,036
China Life Insurance Co. Ltd., Class H	55,234,000	125,251,689
China Lilang Ltd.	4,032,000	2,766,880
China Literature Ltd.(a)(b)(c)	2,321,800	17,639,990
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	11,161,000	5,758,659
China Longyuan Power Group Corp. Ltd., Class H	23,625,000	19,869,075
China Lumena New Materials Corp.(a)(b)(e)	64,600	0	(f)
China Maple Leaf Educational Systems Ltd.	13,802,000	4,094,757
China Medical System Holdings Ltd.	10,064,000	10,281,442
China Meidong Auto Holdings Ltd.	4,526,000	19,616,072
China Mengniu Dairy Co. Ltd.	20,487,000	103,591,151
China Merchants Bank Co. Ltd., Class A	9,341,363	62,749,450
China Merchants Bank Co. Ltd., Class H	28,902,464	182,865,638
China Merchants Energy Shipping Co. Ltd., Class A	3,571,688	3,278,596
China Merchants Land Ltd.	22,014,000	3,322,332
China Merchants Port Holdings Co. Ltd.	10,146,270	12,027,633
China Merchants Securities Co. Ltd., Class A(a)	3,457,231	11,559,219
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,217,434	9,396,361
China Metal Recycling Holdings Ltd.(a)(e)	62,400	0	(f)
China Metal Resources Utilization Ltd.(a)(c)	1,656,000	29,051
China Minsheng Banking Corp. Ltd., Class A	17,407,615	14,021,438
China Minsheng Banking Corp. Ltd., Class H	42,245,720	23,323,016
China Mobile Ltd.	45,588,000	272,851,751
China Molybdenum Co. Ltd., Class A	9,903,071	6,908,122
China Molybdenum Co. Ltd., Class H	22,200,000	10,423,476
China National Building Material Co. Ltd., Class H	28,832,850	37,861,130
China National Chemical Engineering Co. Ltd., Class A	5,261,422	5,189,497
China National Nuclear Power Co. Ltd., Class A	10,225,526	7,630,352
China National Software & Service Co. Ltd., Class A	263,899	2,916,146
China New Higher Education Group Ltd.(c)	7,096,000	4,485,056
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	2,248,400	4,626,682
China Oilfield Services Ltd., Class H	12,790,000	9,684,270
China Oriental Group Co. Ltd.	11,722,000	3,523,026
China Overseas Grand Oceans Group Ltd.	13,096,500	7,804,686
China Overseas Land & Investment Ltd.	27,913,500	67,906,947
China Overseas Property Holdings Ltd.	10,870,000	7,108,791
China Pacific Insurance Group Co. Ltd., Class A	3,038,338	17,846,908
China Pacific Insurance Group Co. Ltd., Class H	20,491,400	77,974,370
China Petroleum & Chemical Corp., Class A	13,609,510	8,666,304
China Petroleum & Chemical Corp., Class H	177,218,200	80,236,812
China Power International Development Ltd.	33,601,000	6,761,375
China Railway Construction Corp. Ltd., Class A	6,179,212	8,066,844
China Railway Construction Corp. Ltd., Class H	13,507,000	8,920,457
China Railway Group Ltd., Class A	10,932,166	9,387,114

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Railway Group Ltd., Class H	25,770,000	$12,731,261
China Renewable Energy Investment Ltd.(a)(c)(e)	8,046	0	(f)
China Resources Beer Holdings Co. Ltd.	10,804,000	79,784,457
China Resources Cement Holdings Ltd.	18,176,000	22,601,308
China Resources Gas Group Ltd.	6,834,000	32,924,850
China Resources Land Ltd.	23,687,777	102,664,857
China Resources Medical Holdings Co. Ltd.(b)	7,660,000	5,750,558
China Resources Pharmaceutical Group Ltd.(c)	12,193,500	6,590,231
China Resources Power Holdings Co. Ltd.	14,214,000	15,107,818
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	783,427	3,226,601
China SCE Group Holdings Ltd.	16,386,200	7,503,516
China Shenhua Energy Co. Ltd., Class A	2,855,129	8,513,382
China Shenhua Energy Co. Ltd., Class H	24,881,500	48,078,023
China Shineway Pharmaceutical Group Ltd.	3,463,000	2,371,948
China Shipbuilding Industry Co. Ltd., Class A(a)	13,684,318	9,025,895
China South City Holdings Ltd.	38,952,000	4,220,533
China Southern Airlines Co. Ltd., Class A(a)	6,268,184	6,001,498
China Southern Airlines Co. Ltd., Class H(a)(b)	10,704,000	6,572,208
China State Construction Engineering Corp. Ltd., Class A	20,613,619	17,011,064
China State Construction International Holdings Ltd.(b)	14,928,000	9,858,931
China Suntien Green Energy Corp. Ltd., Class H	18,253,000	4,826,656
China Taiping Insurance Holdings Co. Ltd.	11,944,908	21,108,706
China Telecom Corp. Ltd., Class H	97,314,000	29,373,075
China Tian Lun Gas Holdings Ltd.(b)	2,970,000	2,551,461
China Tourism Group Duty Free Corp. Ltd., Class A	884,373	25,966,894
China Tower Corp. Ltd., Class H(c)	329,284,000	51,818,959
China Traditional Chinese Medicine Holdings Co. Ltd.	20,180,000	9,501,064
China Travel International Investment Hong Kong Ltd.(a)	23,684,000	3,329,966
China Unicom Hong Kong Ltd.	45,566,000	27,389,560
China United Network Communications Ltd., Class A	13,790,382	10,269,511
China Vanke Co. Ltd., Class A	4,577,186	21,355,726
China Vanke Co. Ltd., Class H	12,167,987	46,223,440
China Vast Industrial Urban Development Co. Ltd.(b)(c)	3,382,000	1,374,176
China Water Affairs Group Ltd.(b)	7,336,000	5,762,817
China Yangtze Power Co. Ltd., Class A	9,968,462	30,466,154
China Youzan Ltd.(a)	107,876,000	28,525,740
China Yuchai International Ltd.	122,975	2,070,899
China Yuhua Education Corp. Ltd.(c)	9,538,000	8,993,587
China ZhengTong Auto Services Holdings Ltd.(a)(b)(e)	9,089,500	1,202,944
China Zhongwang Holdings Ltd.(a)	13,019,200	2,838,110
Chinasoft International Ltd.	16,352,000	17,359,169
Chongqing Brewery Co. Ltd., Class A	231,100	3,687,794
Chongqing Changan Automobile Co. Ltd., Class A(a)	2,084,283	8,001,427
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,346,000	7,000,157
Chongqing Zhifei Biological Products Co. Ltd., Class A	727,863	13,817,334
CIFI Holdings Group Co. Ltd.	24,266,000	20,971,583
CIMC Enric Holdings Ltd.(b)	7,288,000	4,183,373
CITIC Ltd.	42,223,000	33,005,015
CITIC Resources Holdings Ltd.(a)	35,476,000	1,327,061

Security	Shares	Value

China (continued)
CITIC Securities Co. Ltd., Class A	4,979,445	$22,929,837
CITIC Securities Co. Ltd., Class H(b)	15,956,000	35,894,568
CNOOC Ltd.	131,522,000	137,926,328
COFCO Joycome Foods Ltd.(b)	17,734,000	5,970,428
Colour Life Services Group Co. Ltd.(b)	3,699,000	1,784,490
Concord New Energy Group Ltd.	75,970,000	4,164,753
Consun Pharmaceutical Group Ltd.	5,605,000	2,226,817
Contemporary Amperex Technology Co. Ltd., Class A	1,057,001	39,003,312
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	4,711,900	7,103,709
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	19,028,500	17,795,114
COSCO SHIPPING International Hong Kong Co. Ltd.	10,484,000	3,651,312
COSCO SHIPPING Ports Ltd.	13,924,000	9,195,857
Country Garden Holdings Co. Ltd.	56,262,733	74,315,432
Country Garden Services Holdings Co. Ltd.	10,356,000	57,974,898
CPMC Holdings Ltd.	6,560,000	2,961,625
CRRC Corp. Ltd., Class A	13,378,069	11,507,667
CRRC Corp. Ltd., Class H	30,006,750	12,037,535
CSC Financial Co. Ltd., Class A	1,312,992	8,722,085
CSPC Pharmaceutical Group Ltd.	66,743,760	65,172,559
CStone Pharmaceuticals(a)(c)	4,435,000	5,451,861
CT Environmental Group Ltd.(a)(b)(e)	33,362,000	951,048
Dali Foods Group Co. Ltd.(c)	14,899,000	9,224,792
Daqin Railway Co. Ltd., Class A	10,188,462	10,498,221
Daqo New Energy Corp., ADR(a)(b)	373,164	16,053,515
DaShenLin Pharmaceutical Group Co. Ltd.	437,900	5,890,399
Dawning Information Industry Co. Ltd., Class A	899,581	4,834,259
DHC Software Co. Ltd., Class A	1,929,398	2,700,591
Digital China Holdings Ltd.(b)	6,860,000	5,388,894
Dongfeng Motor Group Co. Ltd., Class H	20,026,000	20,613,670
Dongxing Securities Co. Ltd., Class A	2,327,959	4,677,181
Dongyue Group Ltd.	11,255,000	5,865,231
DouYu International Holdings Ltd., ADR(a)	785,604	10,417,109
East Money Information Co. Ltd., Class A	3,949,971	16,508,363
ENN Energy Holdings Ltd.	5,855,200	77,565,823
Eve Energy Co. Ltd., Class A	873,231	8,559,852
Ever Sunshine Lifestyle Services Group Ltd.(b)	5,236,000	9,185,372
Everbright Securities Co. Ltd., Class A	1,864,986	5,441,946
Fangda Carbon New Material Co. Ltd., Class A(a)	5,058,880	5,081,983
Fanhua Inc., ADR	370,807	5,280,292
Fantasia Holdings Group Co. Ltd.(b)	19,813,500	3,859,192
Far East Horizon Ltd.	14,653,000	15,555,523
Fiberhome Telecommunication Technologies Co. Ltd., Class A	790,198	2,985,482
First Capital Securities Co. Ltd., Class A	2,919,000	4,693,504
Focus Media Information Technology Co. Ltd., Class A	6,848,099	10,095,299
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,223,840	29,610,457
Fosun International Ltd.(b)	18,901,500	27,306,907
Founder Securities Co. Ltd., Class A(a)	5,005,787	6,862,088
Foxconn Industrial Internet Co. Ltd., Class A	3,041,761	6,384,048
Fu Jian Anjoy Foods Co. Ltd., NVS	204,300	5,082,079
Fu Shou Yuan International Group Ltd.	7,922,000	7,970,539
Fufeng Group Ltd.	13,844,400	5,268,104
Fuyao Glass Industry Group Co. Ltd., Class A	1,035,500	6,310,618
Fuyao Glass Industry Group Co. Ltd., Class H(c)	3,668,800	17,557,237
Ganfeng Lithium Co. Ltd., Class A	530,584	6,305,773
GCL-Poly Energy Holdings Ltd.(a)(b)	108,886,000	11,095,768
GD Power Development Co. Ltd., Class A	15,127,500	4,942,914

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
GDS Holdings Ltd., ADR(a)(b)	653,555	$58,839,557
Geely Automobile Holdings Ltd.	43,743,000	121,594,537
Gemdale Corp., Class A	2,656,243	6,107,791
Gemdale Properties & Investment Corp. Ltd.	44,080,000	7,277,962
Genertec Universal Medical Group Co. Ltd.(c)	8,467,500	6,476,914
Genscript Biotech Corp.(a)(b)	8,046,000	11,561,747
GF Securities Co. Ltd., Class A	3,370,485	8,672,150
GF Securities Co. Ltd., Class H	8,812,200	12,299,001
Gigadevice Semiconductor Beijing Inc., Class A	223,154	7,006,343
Glodon Co. Ltd., Class A	398,293	4,061,651
Glory Sun Financial Group Ltd.(a)(b)	116,116,000	5,392,036
GoerTek Inc., Class A	1,529,200	8,824,341
GOME Retail Holdings Ltd.(a)(b)	75,102,000	8,912,459
Gotion High-tech Co. Ltd., Class A(a)	784,300	3,488,850
Grand Baoxin Auto Group Ltd.(a)	6,513,500	831,779
Great Wall Motor Co. Ltd.	899,400	3,812,227
Great Wall Motor Co. Ltd., Class H(b)	22,571,000	45,709,732
Gree Electric Appliances Inc. of Zhuhai, Class A	1,384,459	14,021,436
Greenland Holdings Corp. Ltd., Class A	4,296,232	4,204,855
Greenland Hong Kong Holdings Ltd.	7,916,000	2,440,405
Greentown China Holdings Ltd.	6,549,000	9,478,204
Greentown Service Group Co. Ltd.	10,800,000	12,551,822
GSX Techedu Inc., ADR(a)(b)	463,343	29,788,321
Guangdong Haid Group Co. Ltd., Class A	827,720	7,080,959
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	2,558,095	2,169,343
Guangdong Investment Ltd.	21,750,000	36,135,440
Guangdong Kinlong Hardware Products Co. Ltd., Class A	247,800	4,835,150
Guangzhou Automobile Group Co. Ltd., Class H	21,795,200	23,446,884
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,393,423	3,182,873
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	979,488	4,555,100
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	325,600	4,305,078
Guangzhou R&F Properties Co. Ltd., Class H	9,061,600	11,805,503
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	469,900	7,660,571
Guangzhou Tinci Materials Technology Co. Ltd.	362,500	4,329,098
Guorui Properties Ltd.	13,691,000	1,660,050
Guosen Securities Co. Ltd., Class A	2,872,367	5,997,967
Guotai Junan Securities Co. Ltd., Class A	3,949,525	11,236,424
Guoyuan Securities Co. Ltd., Class A	2,488,600	3,362,283
Haidilao International Holding Ltd.(b)(c)	5,991,000	39,296,014
Haier Electronics Group Co. Ltd.(b)	9,417,000	44,883,347
Haier Smart Home Co. Ltd., Class A	2,892,505	11,855,844
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,092,000	4,521,535
Haitian International Holdings Ltd.	4,760,000	12,924,605
Haitong Securities Co. Ltd., Class A	4,884,256	10,020,966
Haitong Securities Co. Ltd., Class H	19,725,200	16,970,923
Hangzhou First Applied Material Co. Ltd., Class A	552,900	6,019,766
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	4,225,565	29,328,726
Hangzhou Robam Appliances Co. Ltd., Class A	511,909	3,109,599
Hangzhou Steam Turbine Co. Ltd., Class B	3,091,977	3,529,700
Hangzhou Tigermed Consulting Co. Ltd., Class A	206,674	3,580,701
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	876,500	14,754,370

Security	Shares	Value

China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	8,842,000	$42,484,940
Harbin Electric Co. Ltd., Class H(a)	5,830,000	1,895,079
Hebei Construction Group Corp. Ltd., Class H(b)	2,017,000	5,723,831
Hefei Meiya Optoelectronic Technology Inc., Class A	450,089	3,037,098
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,358,947	9,525,093
Hengan International Group Co. Ltd.	4,817,000	33,242,115
Hengli Petrochemical Co. Ltd., Class A	2,731,930	10,832,309
HengTen Networks Group Ltd.(a)(b)	184,460,000	6,662,212
Hengtong Optic-Electric Co. Ltd., Class A	1,745,300	3,928,281
Hengyi Petrochemical Co. Ltd., Class A	2,201,561	4,249,246
Hi Sun Technology China Ltd.(a)	27,633,000	3,136,671
Hithink RoyalFlush Information Network Co. Ltd., Class A	268,373	5,834,914
Hope Education Group Co. Ltd.(c)	19,832,000	5,704,658
Hopson Development Holdings Ltd.	4,948,000	12,924,476
Hua Han Health Industry Holdings Ltd.(a)(b)(e)	22,424,288	585,736
Hua Hong Semiconductor Ltd.(a)(b)(c)	3,422,000	16,972,061
Huabao International Holdings Ltd.(b)	5,962,000	8,074,944
Huadong Medicine Co. Ltd., Class A	925,951	3,892,401
Hualan Biological Engineering Inc., Class A	886,820	5,800,763
Huami Corp., ADR(a)(b)	256,245	3,192,813
Huaneng Power International Inc., Class H	28,592,000	11,211,826
Huatai Securities Co. Ltd., Class A	3,757,651	11,021,765
Huatai Securities Co. Ltd., Class H(c)	10,543,400	16,483,200
Huaxia Bank Co. Ltd., Class A	10,016,412	9,940,375
Huaxin Cement Co. Ltd., Class A	867,569	3,231,653
Huayu Automotive Systems Co. Ltd., Class A	1,540,018	7,316,311
Huazhu Group Ltd., ADR	1,188,733	59,175,129
Hubei Biocause Pharmaceutical Co. Ltd., Class A	4,713,171	3,760,537
Humanwell Healthcare Group Co. Ltd.	603,100	3,052,186
Hundsun Technologies Inc., Class A	603,848	8,115,302
Hutchison China MediTech Ltd., ADR(a)	536,023	16,616,713
HUYA Inc., ADR(a)(b)	488,976	10,116,913
iClick Interactive Asia Group Ltd., ADR, ADR(a)	527,857	3,795,292
Iflytek Co. Ltd., Class A	1,188,784	6,905,117
IMAX China Holding Inc.(c)	1,234,700	2,150,074
Industrial & Commercial Bank of China Ltd., Class A	25,444,580	20,572,370
Industrial & Commercial Bank of China Ltd., Class H	449,289,000	285,134,070
Industrial Bank Co. Ltd., Class A	9,576,562	30,592,836
Industrial Securities Co. Ltd., Class A	4,097,600	5,610,890
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	38,357,300	7,053,600
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	5,218,100	4,187,200
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,852,288	16,381,274
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,459,095	4,297,220
Innovent Biologics Inc.(a)(c)	7,328,500	48,257,972
Inspur Electronic Information Industry Co. Ltd., Class A	795,724	3,386,085
Inspur International Ltd.(a)	5,134,000	1,245,007
Intco Medical Technology Co. Ltd., Class A	148,500	2,951,968
iQIYI Inc., ADR(a)(b)	1,688,961	37,765,168
Jafron Biomedical Co. Ltd., Class A	474,273	4,703,123
Jason Furniture Hangzhou Co. Ltd.	490,000	5,659,617
JD.com Inc., ADR(a)	6,432,718	549,032,481

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Expressway Co. Ltd., Class H	8,836,000	$9,938,719
Jiangsu Hengli Hydraulic Co. Ltd., Class A	624,188	8,682,730
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,420,486	31,632,093
Jiangsu King’s Luck Brewery JSC Ltd., Class A	669,095	4,944,019
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	683,047	18,477,704
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	2,507,000	3,768,149
Jiangxi Copper Co. Ltd., Class H	9,130,000	14,956,595
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,295,500	3,673,893
Jiayuan International Group Ltd.	11,110,000	4,399,574
Jinchuan Group International Resources Co. Ltd.(b)	28,229,000	3,058,673
Jinke Properties Group Co. Ltd., Class A	3,200,300	3,881,244
JinkoSolar Holding Co. Ltd., ADR(a)(b)	273,192	18,861,176
Jinxin Fertility Group Ltd.(c)	10,232,000	17,844,133
JiuGui Liquor Co. Ltd.	206,000	3,337,977
Jiumaojiu International Holdings Ltd.(a)(c)	3,614,000	8,241,925
JNBY Design Ltd.	1,901,500	2,155,974
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	464,442	4,278,828
JOYY Inc.	458,774	40,863,000
Juewei Food Co. Ltd., Class A	336,800	3,628,049
Kaisa Group Holdings Ltd.	19,064,000	10,033,037
Kaisa Prosperity Holdings Ltd.(b)	580,000	1,485,817
Kama Co. Ltd., Class B(a)	3,849,824	1,443,684
KE Holdings Inc.(a)(b)	654,393	42,751,495
Kingboard Holdings Ltd.	5,173,700	19,820,560
Kingboard Laminates Holdings Ltd.	8,347,500	13,502,438
Kingdee International Software Group Co. Ltd.	18,163,000	63,374,286
Kingfa Sci & Tech Co. Ltd., Class A	2,306,800	6,093,083
Kingsoft Cloud Holdings Ltd., ADR(a)	424,494	17,077,394
Kingsoft Corp. Ltd.(b)	6,219,000	31,205,302
Konka Group Co. Ltd., Class B	7,501,918	2,274,042
Koolearn Technology Holding Ltd.(a)(b)(c)	1,913,000	7,797,588
Kuang-Chi Technologies Co. Ltd.(a)	1,312,900	4,124,293
Kunlun Energy Co. Ltd.	28,920,000	21,785,592
Kweichow Moutai Co. Ltd., Class A	563,292	146,723,272
KWG Group Holdings Ltd.	9,640,500	13,181,464
Lee & Man Paper Manufacturing Ltd.	10,768,000	8,750,519
Lee’s Pharmaceutical Holdings Ltd.	3,315,000	2,018,291
Lenovo Group Ltd.	53,238,000	37,975,639
Lens Technology Co. Ltd., Class A	2,035,515	10,152,904
Lepu Medical Technology Beijing Co. Ltd., Class A	1,042,400	4,579,941
LexinFintech Holdings Ltd., ADR, ADR(a)	854,522	6,383,279
Li Ning Co. Ltd.	15,787,000	85,527,765
Lifetech Scientific Corp.(a)(b)	22,912,000	9,959,812
Lingyi iTech Guangdong Co., Class A	2,883,433	6,227,036
Logan Group Co. Ltd.	10,059,000	16,841,770
Lomon Billions Group Co. Ltd., Class A	936,475	4,511,624
Longfor Group Holdings Ltd.(c)	13,303,500	87,174,176
LONGi Green Energy Technology Co. Ltd., Class A	1,723,158	17,991,163
Lonking Holdings Ltd.	15,594,000	4,505,716
Lu Thai Textile Co. Ltd., Class B	2,597,721	1,320,222
Lufax Holding Ltd., ADR(a)(b)	1,421,305	23,408,893
Luxshare Precision Industry Co. Ltd., Class A	3,210,137	25,217,818
Luye Pharma Group Ltd.(b)(c)	13,157,500	7,671,319
Luzhou Laojiao Co. Ltd., Class A	665,854	18,551,967
LVGEM China Real Estate Investment Co. Ltd.	7,072,000	2,344,410
Mango Excellent Media Co. Ltd., Class A	847,662	8,832,241
Maoyan Entertainment(a)(c)	2,228,000	3,810,807

Security	Shares	Value

China (continued)
Maxscend Microelectronics Co. Ltd., Class A	76,800	$6,571,235
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,111,028	4,048,841
Meitu Inc.(a)(c)	21,324,000	4,098,389
Meituan, Class B(a)	26,807,800	1,002,807,095
Microport Scientific Corp.	5,424,000	23,403,134
Minth Group Ltd.	5,538,000	27,502,483
MMG Ltd.(a)	19,855,999	8,656,985
Mobvista Inc.(a)(c)	4,210,000	2,014,718
Momo Inc., ADR	1,128,467	16,227,355
Muyuan Foods Co. Ltd., Class A	1,713,982	20,057,389
NanJi E-Commerce Co. Ltd., Class A	1,740,200	4,387,559
Nanjing Securities Co. Ltd., Class A	2,417,000	4,789,957
NARI Technology Co. Ltd., Class A	2,388,113	8,561,704
NAURA Technology Group Co. Ltd., Class A	242,200	6,331,112
NavInfo Co. Ltd., Class A	1,290,400	3,027,953
NetDragon Websoft Holdings Ltd.(b)	2,134,500	4,691,632
NetEase Inc., ADR	3,085,651	278,850,281
New China Life Insurance Co. Ltd., Class A	1,020,101	9,492,593
New China Life Insurance Co. Ltd., Class H	6,092,500	25,580,248
New Hope Liuhe Co. Ltd., Class A	2,054,850	8,110,161
New Oriental Education & Technology Group Inc., ADR(a)(b)	1,128,601	186,049,875
Nexteer Automotive Group Ltd.(b)	7,056,000	7,490,600
Nine Dragons Paper Holdings Ltd.	12,237,000	16,068,708
Ninestar Corp., Class A	684,000	3,084,261
NIO Inc., ADR(a)(b)	7,958,401	402,138,003
Niu Technologies, ADR(a)(b)	245,507	7,321,019
Noah Holdings Ltd.(a)(b)	249,433	7,383,217
Offcn Education Technology Co. Ltd., Class A	880,400	4,827,519
Offshore Oil Engineering Co. Ltd., Class A	2,153,200	1,528,195
OFILM Group Co. Ltd., Class A	1,469,600	3,428,348
OneSmart International Education Group Ltd., ADR(a)(b)	703,647	2,849,770
Oppein Home Group Inc., Class A	245,680	4,763,540
Orient Securities Co. Ltd., Class A	3,512,168	6,197,049
Oriental Pearl Group Co. Ltd., Class A	3,953,000	5,713,270
Ovctek China Inc., Class A	493,204	4,797,157
PAX Global Technology Ltd.	6,710,000	4,171,841
People’s Insurance Co. Group of China Ltd. (The), Class H	65,472,000	20,690,926
Perfect World Co. Ltd., Class A	1,018,900	4,173,186
PetroChina Co. Ltd., Class A	10,038,800	6,575,617
PetroChina Co. Ltd., Class H	150,218,000	47,860,491
Pharmaron Beijing Co. Ltd., Class H(c)	921,800	11,188,827
PICC Property & Casualty Co. Ltd., Class H	49,493,040	40,858,492
Pinduoduo Inc., ADR(a)(b)	2,830,642	392,921,416
Ping An Bank Co. Ltd., Class A	8,905,336	26,716,211
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	3,877,800	47,443,964
Ping An Insurance Group Co. of China Ltd., Class A	4,952,736	67,765,685
Ping An Insurance Group Co. of China Ltd., Class H	44,081,000	517,429,345
Poly Developments and Holdings Group Co. Ltd., Class A	5,664,711	14,824,782
Poly Property Group Co. Ltd.	17,531,000	5,427,204
Poly Property Services Co. Ltd.	948,800	6,908,708
Postal Savings Bank of China Co. Ltd., Class H(c)	76,756,000	43,365,531
Pou Sheng International Holdings Ltd.(a)	20,666,000	5,278,127
Power Construction Corp. of China Ltd., Class A	9,199,044	5,899,736
Powerlong Commercial Management Holdings Ltd.(b)	1,749,500	4,851,887

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Q Technology Group Co. Ltd.(b)	3,831,000	$4,941,632
Realord Group Holdings Ltd.(a)	386,000	255,425
Redco Properties Group Ltd.(b)(c)	8,804,000	3,827,085
Redsun Properties Group Ltd.	9,958,000	3,635,104
Renrui Human Resources Technology Holdings Ltd.(a)(b)	389,000	1,337,227
RiseSun Real Estate Development Co. Ltd., Class A	4,316,362	4,795,265
Road King Infrastructure Ltd.	2,967,000	3,980,239
Rongsheng Petro Chemical Co. Ltd., Class A	2,626,600	10,266,970
Ronshine China Holdings Ltd.	5,879,500	4,444,227
SAIC Motor Corp. Ltd., Class A	3,551,100	14,307,048
Sanan Optoelectronics Co. Ltd., Class A	2,094,600	8,547,179
Sangfor Technologies Inc., Class A	208,000	6,375,343
Sany Heavy Equipment International Holdings Co. Ltd.	10,707,000	6,214,963
Sany Heavy Industry Co. Ltd., Class A	3,973,916	18,547,095
Scholar Education Group	1,340,000	2,789,758
SDIC Capital Co. Ltd., Class A	2,253,600	5,055,226
SDIC Power Holdings Co. Ltd., Class A	3,885,154	5,591,594
Seazen Group Ltd.	16,362,000	14,457,233
Seazen Holdings Co. Ltd., Class A	1,246,800	6,711,549
Semiconductor Manufacturing International Corp.(a)	30,015,200	83,821,874
SF Holding Co. Ltd., Class A	1,749,992	21,276,660
SG Micro Corp., Class A	92,800	4,387,019
Shaanxi Coal Industry Co. Ltd., Class A	4,742,254	7,524,241
Shandong Airlines Co. Ltd., Class B(a)	1,838,380	1,429,917
Shandong Gold Mining Co. Ltd., Class A	1,882,221	6,819,527
Shandong Gold Mining Co. Ltd., Class H(c)	3,760,750	8,498,980
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	834,600	4,452,079
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	18,672,000	38,632,555
Shang Gong Group Co. Ltd., Class B(a)	4,081,758	1,489,842
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	407,600	4,741,948
Shanghai Baosight Software Co. Ltd., Class A	498,600	4,583,669
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	4,433,303	1,963,953
Shanghai Construction Group Co. Ltd., Class A	15,005,600	7,001,146
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	980,100	7,745,530
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,840,000	16,147,565
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	2,450,000	3,615,350
Shanghai Haixin Group Co., Class B	5,825,979	1,852,661
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	363,100	2,154,479
Shanghai Industrial Holdings Ltd.	3,993,000	5,933,487
Shanghai Industrial Urban Development Group Ltd.	24,596,200	2,601,597
Shanghai International Airport Co. Ltd., Class A	509,603	6,081,205
Shanghai International Port Group Co. Ltd., Class A	9,282,800	6,531,868
Shanghai Jinjiang International Hotels Co. Ltd., Class A	588,578	4,341,019
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,918,641	1,970,083
Shanghai Kindly Medical Instruments Co. Ltd., Class H	246,000	1,229,603
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	8,598,204	6,689,403

Security	Shares	Value

China (continued)
Shanghai M&G Stationery Inc., Class A	506,347	$5,599,101
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,302,700	10,666,420
Shanghai Pudong Development Bank Co. Ltd., Class A	14,010,833	21,420,980
Shanghai Putailai New Energy Technology Co. Ltd., Class A	292,800	4,482,366
Shanghai RAAS Blood Products Co. Ltd., Class A	3,691,500	4,735,030
Shanxi Meijin Energy Co. Ltd., Class A(a)	2,352,817	2,549,500
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	402,014	14,704,782
Shenergy Co. Ltd., Class A	4,485,284	3,803,659
Sheng Ye Capital Ltd.	4,739,500	3,380,772
Shengyi Technology Co. Ltd., Class A	1,149,800	4,877,076
Shennan Circuits Co. Ltd., Class A	264,880	4,296,885
Shenwan Hongyuan Group Co. Ltd., Class A	11,496,872	9,435,195
Shenzhen Goodix Technology Co. Ltd., Class A	219,552	5,569,589
Shenzhen Inovance Technology Co. Ltd., Class A	796,940	9,325,964
Shenzhen International Holdings Ltd.	8,248,250	13,554,686
Shenzhen Investment Ltd.	22,632,000	8,261,665
Shenzhen Kangtai Biological Products Co. Ltd., Class A	338,700	7,013,923
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	468,100	23,999,200
Shenzhen Overseas Chinese Town Co. Ltd., Class A	4,921,702	5,445,329
Shenzhen Sunway Communication Co. Ltd., Class A	537,900	3,832,362
Shenzhou International Group Holdings Ltd.	6,166,300	104,355,828
Shimao Group Holdings Ltd.	9,168,000	34,176,743
Shoucheng Holdings Ltd.(b)	19,240,800	6,179,889
Shougang Fushan Resources Group Ltd.	26,274,000	6,642,637
Shui On Land Ltd.	32,832,666	4,531,564
Sichuan Chuantou Energy Co. Ltd., Class A	3,081,746	4,884,932
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	960,500	3,008,519
Sichuan Languang Justbon Services Group Co. Ltd., Class H	291,700	1,079,883
Sichuan Swellfun Co. Ltd., Class A	289,300	3,077,683
Sihuan Pharmaceutical Holdings Group Ltd.	30,738,000	3,528,774
Silergy Corp.	549,000	42,760,460
Silver Grant International Holdings Group Ltd.(a)	13,940,000	1,654,279
SINA Corp.(a)(b)	425,901	18,454,290
Sino Biopharmaceutical Ltd.(b)	77,248,000	77,721,303
Sinofert Holdings Ltd.	26,076,000	2,556,306
Sinolink Securities Co. Ltd., Class A	2,297,500	6,281,511
Sino-Ocean Group Holding Ltd.	22,523,500	4,735,673
Sinopec Engineering Group Co. Ltd., Class H	11,277,500	4,989,594
Sinopec Kantons Holdings Ltd.	9,950,000	3,696,356
Sinopharm Group Co. Ltd., Class H	9,697,200	23,966,250
Sinotruk Hong Kong Ltd.	5,327,500	13,221,683
Skshu Paint Co. Ltd.	224,400	4,693,338
Skyfame Realty Holdings Ltd.	27,122,000	3,568,454
Skyworth Group Ltd.(a)(b)	15,958,000	4,363,877
SMI Holdings Group Ltd.(a)(b)(e)	12,885,884	1,944,725
Smoore International Holdings Ltd.(a)(c)	3,465,000	22,347,630
SOHO China Ltd.(a)	16,579,000	5,153,872
Sohu.com Ltd., ADR(a)(b)	248,226	4,557,429
Songcheng Performance Development Co. Ltd., Class A	1,448,843	4,245,274
Spring Airlines Co. Ltd., Class A	603,196	4,656,929

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SSY Group Ltd.(b)	12,290,411	$7,514,550
Sun Art Retail Group Ltd.	17,893,500	18,787,887
Sunac China Holdings Ltd.	19,043,000	72,954,157
Sungrow Power Supply Co. Ltd.	768,200	5,610,938
Suning.com Co. Ltd., Class A	5,320,087	7,398,050
Sunny Optical Technology Group Co. Ltd.	5,293,500	104,060,548
Sunwoda Electronic Co. Ltd., Class A	1,319,400	5,626,542
Superb Summit International Group Ltd.(a)(e)	1,998,771	1,694
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	967,900	4,024,612
TAL Education Group, ADR(a)(b)	2,834,542	198,588,013
TCL Electronics Holdings Ltd.	6,708,000	5,278,143
TCL Technology Group Corp., Class A	6,987,500	7,444,187
Tencent Holdings Ltd.	42,771,200	3,106,118,749
Tencent Music Entertainment Group, ADR(a)(b)	2,733,688	45,816,611
Thunder Software Technology Co. Ltd., Class A	238,300	3,197,518
Tiangong International Co. Ltd.	8,968,000	3,921,512
Tianjin Port Development Holdings Ltd.	39,836,000	3,083,083
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,624,391	5,507,665
Tianli Education International Holdings Ltd.	9,458,000	9,418,350
Tianma Microelectronics Co. Ltd., Class A	1,902,076	4,431,466
Tianneng Power International Ltd.(b)	5,266,000	11,044,845
Tianqi Lithium Corp., Class A(a)	762,493	3,224,976
Tianshui Huatian Technology Co. Ltd., Class A	2,084,400	5,062,153
Times Neighborhood Holdings Ltd.	4,545,000	4,543,534
Tingyi Cayman Islands Holding Corp.	14,670,000	24,751,190
Toly Bread Co. Ltd., Class A	356,079	3,246,946
Tong Ren Tang Technologies Co. Ltd., Class H	5,838,000	4,134,230
Tongcheng-Elong Holdings Ltd.(a)	6,607,600	12,324,527
Tongda Group Holdings Ltd.(a)(b)	31,950,000	2,060,626
Tongdao Liepin Group(a)	1,626,400	4,090,913
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,296,199	2,661,365
Tongwei Co. Ltd., Class A	1,973,159	9,236,134
Topchoice Medical Corp., Class A(a)	174,199	5,551,378
Topsports International Holdings Ltd.(c)	9,440,000	14,051,932
Towngas China Co. Ltd.	8,849,000	4,052,106
TravelSky Technology Ltd., Class H	6,918,000	15,687,641
Trip.com Group Ltd., ADR(a)	3,527,869	118,501,120
Tsingtao Brewery Co. Ltd., Class A	419,800	5,805,789
Tsingtao Brewery Co. Ltd., Class H	3,342,000	32,460,832
Unigroup Guoxin Microelectronics Co. Ltd., Class A	301,210	4,598,294
Uni-President China Holdings Ltd.	9,624,000	8,677,428
Unisplendour Corp. Ltd., Class A	1,512,555	5,139,968
Venustech Group Inc., Class A	631,903	2,833,982
Vinda International Holdings Ltd.(b)	2,796,000	7,988,571
Vipshop Holdings Ltd., ADR(a)(b)	3,310,962	84,561,969
Walvax Biotechnology Co. Ltd., Class A	740,088	4,825,230
Wanda Film Holding Co. Ltd., Class A(a)	1,330,938	3,869,459
Wanhua Chemical Group Co. Ltd., Class A	1,459,578	18,011,951
Want Want China Holdings Ltd.(b)	36,854,000	25,147,715
Wasion Holdings Ltd.	5,420,000	1,538,084
Weibo Corp., ADR(a)(b)	417,365	17,633,671
Weichai Power Co. Ltd., Class A	3,056,200	7,752,031
Weichai Power Co. Ltd., Class H	14,326,000	29,234,095
Weimob Inc.(a)(b)(c)	9,842,000	13,533,147
Wens Foodstuffs Group Co. Ltd., Class A	3,121,108	9,154,687
West China Cement Ltd.	20,638,000	3,221,152
Western Securities Co. Ltd., Class A	2,885,455	4,209,814
Wharf Holdings Ltd. (The)	11,775,000	29,131,828

Security	Shares	Value

China (continued)
Will Semiconductor Co. Ltd., Class A	393,003	$12,867,661
Wingtech Technology Co. Ltd., Class A	570,600	9,140,076
Winning Health Technology Group Co. Ltd., Class A	1,334,175	3,193,528
Wisdom Education International Holdings Co. Ltd.(b)	5,924,000	2,865,527
Wuhan Guide Infrared Co. Ltd., Class A	872,384	5,034,145
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,047,037	4,157,946
Wuliangye Yibin Co. Ltd., Class A	1,750,566	67,575,554
WUS Printed Circuit Kunshan Co. Ltd., Class A	986,397	2,980,201
WuXi AppTec Co. Ltd., Class A	990,533	15,555,099
WuXi AppTec Co. Ltd., Class H(c)	2,043,956	30,583,540
Wuxi Biologics Cayman Inc., New(c)	23,220,000	232,173,028
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	440,376	4,217,737
XCMG Construction Machinery Co. Ltd., Class A	5,731,878	4,738,853
XD Inc.(a)	863,600	4,177,362
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)(c)	3,361,500	6,599,423
Xiaomi Corp., Class B(a)(c)	91,919,600	314,204,373
Xingda International Holdings Ltd.	12,984,000	3,182,148
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	5,874,434	9,411,218
Xinyi Solar Holdings Ltd.	30,592,800	55,799,057
XPeng Inc., ADR(a)(b)	797,629	46,868,680
Xtep International Holdings Ltd.	9,701,000	4,129,416
Yadea Group Holdings Ltd.(c)	8,082,000	14,615,884
Yango Group Co. Ltd., Class A	2,936,500	3,204,290
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	569,298	3,200,379
Yanzhou Coal Mining Co. Ltd., Class H	11,906,000	9,813,523
Yealink Network Technology Corp. Ltd., Class A	393,527	4,120,104
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	2,648,200	3,450,090
Yifeng Pharmacy Chain Co. Ltd., Class A	295,257	4,532,992
Yihai International Holding Ltd.(b)	3,568,000	41,812,680
Yonghui Superstores Co. Ltd., Class A	5,496,034	6,531,810
Yonyou Network Technology Co. Ltd., Class A	1,549,331	10,289,708
Youyuan International Holdings Ltd.(a)(b)(e)	5,307,000	124,589
Yuexiu Property Co. Ltd.	41,032,880	8,521,501
Yuexiu REIT	13,691,000	6,604,881
Yuexiu Transport Infrastructure Ltd.	11,668,000	7,389,859
Yum China Holdings Inc.	2,966,263	167,237,908
Yunda Holding Co. Ltd., Class A	1,390,940	3,635,919
Yunnan Baiyao Group Co. Ltd., Class A	611,152	8,848,768
Yunnan Energy New Material Co. Ltd., Class A	454,595	6,668,365
Yuzhou Group Holdings Co. Ltd.(b)	14,512,400	5,765,649
Zai Lab Ltd., ADR(a)(b)	510,873	56,594,511
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	285,369	9,065,088
Zhaojin Mining Industry Co. Ltd., Class H	7,579,000	9,737,096
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	5,384,015	6,415,045
Zhejiang Chint Electrics Co. Ltd., Class A	1,527,273	7,620,175
Zhejiang Dahua Technology Co. Ltd., Class A	1,689,729	5,364,545
Zhejiang Dingli Machinery Co. Ltd., Class A	345,900	5,440,870
Zhejiang Expressway Co. Ltd., Class H	11,240,000	8,003,199
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,034,562	4,833,234
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	551,508	4,385,276
Zhejiang Longsheng Group Co. Ltd., Class A	1,833,674	4,152,272
Zhejiang NHU Co. Ltd., Class A	1,177,308	5,689,769

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,863,790	$6,633,783
Zhejiang Supor Co. Ltd., Class A	485,813	5,160,141
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	302,398	2,686,675
Zhengzhou Yutong Bus Co. Ltd., Class A	1,721,590	4,547,335
Zhenro Properties Group Ltd.(b)	13,132,000	8,096,867
Zheshang Securities Co. Ltd., Class A	1,992,700	4,993,902
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,864,200	13,836,090
Zhongji Innolight Co. Ltd., Class A	475,774	3,539,409
Zhongjin Gold Corp. Ltd., Class A	2,976,579	4,311,096
Zhongsheng Group Holdings Ltd.	4,272,500	32,074,750
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	5,006,500	4,585,121
Zhuguang Holdings Group Co. Ltd.(a)	18,012,000	2,764,822
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,068,700	12,805,712
Zijin Mining Group Co. Ltd., Class A	8,964,700	12,656,945
Zijin Mining Group Co. Ltd., Class H	42,600,000	42,476,362
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	10,811,000	11,281,650
ZTE Corp., Class A	1,818,600	9,598,854
ZTE Corp., Class H	5,587,840	14,415,582
ZTO Express Cayman Inc., ADR	3,009,036	84,975,177

		22,923,372,960

Colombia — 0.1%
Bancolombia SA	1,704,251	13,153,928
Cementos Argos SA	3,867,144	5,370,015
Corp. Financiera Colombiana SA(a)	799,843	6,467,829
Ecopetrol SA	35,467,742	20,580,761
Grupo Argos SA	2,437,730	8,156,853
Grupo de Inversiones Suramericana SA	1,724,257	10,288,962
Interconexion Electrica SA ESP	3,375,743	21,367,369

		85,385,717

Cyprus — 0.0%
TCS Group Holding PLC(d)	689,744	21,189,599

Czech Republic — 0.1%
CEZ AS(b)	1,198,452	25,424,129
Komercni Banka AS(a)	578,471	15,494,254
Moneta Money Bank AS(a)(c)	4,044,705	12,084,425

		53,002,808

Egypt — 0.1%
Commercial International Bank Egypt SAE	10,742,754	42,601,285
Eastern Co. SAE	8,331,070	5,723,960
Egyptian Financial Group-Hermes Holding Co.(a)	5,861,942	5,167,027
EISewedy Electric Co.	6,417,547	3,726,186
Heliopolis Housing	5,267,083	2,306,237
Juhayna Food Industries	3,127,489	1,391,324
Palm Hills Developments SAE(a)	16,799,042	1,498,959
Six of October Development & Investment	2,722,720	2,552,658
Talaat Moustafa Group	7,253,113	3,272,915
Telecom Egypt Co.	3,863,780	3,117,620

		71,358,171

Greece — 0.2%
Alpha Bank AE(a)	10,512,038	9,078,785
Athens Water Supply & Sewage Co. SA	358,519	2,980,579
Eurobank Ergasias Services and Holdings SA, Series A(a)	19,626,960	11,497,058
FF Group(a)(e)	343,633	4,111

Security	Shares	Value

Greece (continued)
GEK Terna Holding Real Estate Construction SA(a)	493,803	$4,312,014
Hellenic Exchanges-Athens Stock Exchange SA	108,496	411,412
Hellenic Telecommunications Organization SA	1,779,961	29,744,761
Holding Co. ADMIE IPTO SA	1,225,772	3,812,296
JUMBO SA	818,060	14,668,658
Motor Oil Hellas Corinth Refineries SA(b)	470,193	6,023,782
Mytilineos SA	769,515	10,033,378
National Bank of Greece SA(a)	4,213,013	7,645,079
OPAP SA	1,526,510	17,255,798
Piraeus Bank SA(a)(b)	2,193,849	2,939,195
Piraeus Port Authority SA	75,576	1,690,554
Public Power Corp. SA(a)(b)	988,632	8,171,773
Sarantis SA	223,492	2,499,638
Terna Energy SA	403,555	6,265,865
Titan Cement International SA	332,348	5,406,741

		144,441,477

Hong Kong — 0.0%
China Tobacco International HK Co. Ltd.	1,983,000	4,128,426
KWG Living Group Holdings Ltd.(a)	9,401,999	7,276,619

		11,405,045

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	4,050,959	5,235,958
MOL Hungarian Oil & Gas PLC(a)	3,050,407	20,465,567
Opus Global Nyrt(a)(b)	1,934,986	1,514,789
OTP Bank Nyrt(a)	1,683,863	66,919,660
Richter Gedeon Nyrt	1,068,333	25,357,010

		119,492,984

India — 9.5%
3M India Ltd.(a)	20,497	6,052,235
Aarti Industries Ltd.	512,525	7,995,546
Aavas Financiers Ltd.(a)	230,426	5,002,358
ACC Ltd.	555,973	12,800,564
Adani Gas Ltd.	1,363,480	6,405,330
Adani Green Energy Ltd.(a)	2,894,958	44,423,398
Adani Ports & Special Economic Zone Ltd.	3,971,496	22,070,645
Adani Power Ltd.(a)	6,512,840	3,385,863
Aditya Birla Capital Ltd.(a)	2,607,737	3,114,583
Aditya Birla Fashion and Retail Ltd.(a)	2,218,114	4,871,652
Aegis Logistics Ltd.	941,408	3,252,382
Affle India Ltd.(a)	35,577	1,642,265
AIA Engineering Ltd.	322,851	8,092,827
Ajanta Pharma Ltd.	193,637	4,016,485
Alembic Pharmaceuticals Ltd.	438,369	5,908,159
Amara Raja Batteries Ltd.	568,552	7,268,867
Amber Enterprises India Ltd.	236,028	7,647,873
Ambuja Cements Ltd.	5,209,721	18,364,387
Apollo Hospitals Enterprise Ltd.	689,108	21,847,672
Apollo Tyres Ltd.	2,215,557	5,518,231
Ashok Leyland Ltd.	9,872,636	12,284,762
Asian Paints Ltd.	2,854,785	85,397,319
Astral Poly Technik Ltd.	510,309	10,125,730
AstraZeneca Pharma India Ltd.	48,686	2,983,960
Atul Ltd.	120,097	10,233,493
AU Small Finance Bank Ltd.(a)(c)	689,302	7,809,724
Aurobindo Pharma Ltd.	2,219,842	26,034,856
Avanti Feeds Ltd.	331,483	2,334,732
Avenue Supermarts Ltd.(a)(c)	1,198,883	37,059,437
Axis Bank Ltd.(a)	17,136,754	139,211,359
Bajaj Auto Ltd.	531,774	22,788,237

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bajaj Consumer Care Ltd.(a)	686,027	$1,891,626
Bajaj Electricals Ltd.(a)	294,842	2,279,508
Bajaj Finance Ltd.	2,019,547	133,865,168
Bajaj Finserv Ltd.	295,950	35,002,675
Balkrishna Industries Ltd.	666,896	14,943,333
Bandhan Bank Ltd.(a)(c)	5,568,417	27,595,362
BASF India Ltd.	93,235	2,085,052
Bata India Ltd.	432,689	9,189,994
Bayer CropScience Ltd./India	93,620	6,380,034
Berger Paints India Ltd.	1,776,771	15,540,936
Bharat Forge Ltd.	1,683,167	11,553,892
Bharat Heavy Electricals Ltd.(a)	6,382,974	2,831,371
Bharat Petroleum Corp. Ltd.	5,126,563	25,821,021
Bharti Airtel Ltd.	9,574,924	59,894,790
Bharti Infratel Ltd.	3,079,116	9,088,966
Biocon Ltd.(a)	3,124,668	18,115,638
Blue Dart Express Ltd.(a)	59,717	3,221,744
Blue Star Ltd.	309,561	3,393,597
Britannia Industries Ltd.	806,651	39,626,041
Ceat Ltd.	178,680	2,770,694
CESC Ltd.	478,889	3,759,657
Chambal Fertilizers and Chemicals Ltd.	1,237,667	3,406,848
Cholamandalam Financial Holdings Ltd.(a)	690,187	5,043,858
Cholamandalam Investment and Finance Co. Ltd.	3,051,510	16,016,500
Cipla Ltd.	3,251,709	32,738,280
City Union Bank Ltd.	2,706,359	6,799,130
Coal India Ltd.	8,963,536	15,196,178
Coforge Ltd.	152,649	4,948,358
Colgate-Palmolive India Ltd.	908,329	18,566,125
Container Corp. of India Ltd.	2,053,223	11,257,810
Coromandel International Ltd.	735,074	8,222,109
CreditAccess Grameen Ltd.(a)	239,488	2,558,312
CRISIL Ltd.	154,188	4,112,443
Crompton Greaves Consumer Electricals Ltd.	3,526,683	14,538,899
Cummins India Ltd.	931,616	7,371,788
Cyient Ltd.	388,574	2,566,576
Dabur India Ltd.	4,078,945	27,528,490
Dalmia Bharat Ltd.(a)	504,204	7,500,806
DCB Bank Ltd.(a)	1,324,561	1,925,415
Deepak Nitrite Ltd.	510,460	5,963,021
Dhani Services Ltd.	2,086,752	7,939,132
Dilip Buildcon Ltd.(c)	284,528	1,366,810
Divi’s Laboratories Ltd.	965,549	47,003,470
Dixon Technologies India Ltd.	43,290	6,944,434
DLF Ltd.	4,583,812	11,586,998
Dr Lal PathLabs Ltd.(c)	236,017	7,299,815
Dr. Reddy’s Laboratories Ltd.	890,633	58,075,074
Edelweiss Financial Services Ltd.(a)	3,656,191	3,455,932
Eicher Motors Ltd.	1,022,348	34,990,894
EIH Ltd.(a)	1,434,942	1,740,968
Emami Ltd.	1,384,851	8,234,540
Endurance Technologies Ltd.(c)	261,871	4,091,279
Engineers India Ltd.	2,113,857	2,117,960
Escorts Ltd.	506,770	9,606,604
Exide Industries Ltd.	3,177,881	7,932,231
Federal Bank Ltd.(a)	11,439,124	9,700,423
Finolex Cables Ltd.	656,703	2,738,322
Fortis Healthcare Ltd.(a)	3,702,658	7,544,685
GAIL India Ltd.	11,650,713	16,149,153
Gillette India Ltd.	53,232	4,178,269

Security	Shares	Value

India (continued)
Glenmark Pharmaceuticals Ltd.	1,122,035	$7,142,237
GMM Pfaudler Ltd.	48,995	2,523,675
GMR Infrastructure Ltd.(a)	15,790,024	5,714,206
Godrej Consumer Products Ltd.	3,272,486	30,921,389
Godrej Industries Ltd.(a)	714,971	3,916,803
Godrej Properties Ltd.(a)	559,867	8,810,830
Granules India Ltd.	1,140,228	6,351,943
Graphite India Ltd.	510,202	1,684,110
Grasim Industries Ltd.	2,284,138	27,011,007
Great Eastern Shipping Co. Ltd. (The)	761,989	2,598,055
Gujarat Fluorochemicals Ltd.(a)	211,506	1,640,497
Gujarat Gas Ltd.	1,306,884	6,156,219
Gujarat Pipavav Port Ltd.	2,272,257	2,967,032
Gujarat State Petronet Ltd.	2,097,187	6,217,401
Havells India Ltd.	1,987,929	21,512,381
HCL Technologies Ltd.	8,275,338	91,864,702
HDFC Asset Management Co. Ltd.(c)	398,914	13,675,589
HDFC Life Insurance Co. Ltd.(a)(c)	5,648,435	49,332,875
Hemisphere Properties India Ltd.(a)	735,095	625,845
Hero MotoCorp Ltd.	881,508	37,005,332
Hindalco Industries Ltd.	11,726,238	35,840,783
Hindustan Petroleum Corp. Ltd.	5,138,285	14,525,445
Hindustan Unilever Ltd.	6,208,497	179,255,745
Housing Development Finance Corp. Ltd.	12,761,161	388,790,541
ICICI Bank Ltd.(a)	38,630,980	246,920,069
ICICI Lombard General Insurance Co. Ltd.(c)	1,661,949	32,571,900
ICICI Prudential Life Insurance Co. Ltd.(c)	2,650,236	15,807,028
ICICI Securities Ltd.(c)	622,018	3,767,490
IDFC First Bank Ltd.(a)	17,914,222	8,889,833
IDFC Ltd.	8,963,464	5,059,300
IIFL Finance Ltd.	382,371	517,358
IIFL Wealth Management Ltd.	241,221	3,308,244
India Cements Ltd. (The)	1,420,342	3,041,826
Indiabulls Housing Finance Ltd.	2,001,646	5,055,723
IndiaMART Intermesh Ltd.(c)	86,089	5,919,819
Indian Hotels Co. Ltd. (The)	5,025,127	8,020,525
Indian Oil Corp. Ltd.	13,764,708	15,724,457
Indraprastha Gas Ltd.	2,347,832	15,737,548
Info Edge India Ltd.	530,135	30,827,200
Infosys Ltd.	25,490,538	378,625,596
Inox Leisure Ltd.	429,409	1,568,762
InterGlobe Aviation Ltd.(a)(c)	721,395	14,749,602
Ipca Laboratories Ltd.	416,318	12,180,701
IRB Infrastructure Developers Ltd.	1,182,803	1,894,242
ITC Ltd.	22,923,905	59,943,816
Jindal Steel & Power Ltd.(a)	3,518,582	11,592,999
JK Cement Ltd.(a)	179,585	4,922,590
JM Financial Ltd.	2,895,070	3,221,251
JSW Energy Ltd.	2,623,892	2,193,183
JSW Steel Ltd.	6,763,009	31,981,173
Jubilant Foodworks Ltd.	596,971	20,159,069
Jubilant Life Sciences Ltd.	729,767	7,124,605
Just Dial Ltd.(a)	372,644	3,053,611
Jyothy Labs Ltd.	931,055	1,771,433
Kajaria Ceramics Ltd.	540,825	4,731,546
Karur Vysya Bank Ltd. (The)(a)	2,923,268	1,480,261
Kaveri Seed Co. Ltd.	240,968	1,596,990
KEC International Ltd.	795,708	3,862,699
KEI Industries Ltd.	385,766	2,213,344
Kotak Mahindra Bank Ltd.(a)	4,016,494	103,432,941

10

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
KRBL Ltd.	436,582	$1,519,802
L&T Finance Holdings Ltd.	6,598,412	7,738,335
L&T Technology Services Ltd.(c)	198,714	4,623,836
Lakshmi Machine Works Ltd.	34,785	2,013,626
Larsen & Toubro Infotech Ltd.(c)	349,052	15,084,797
Larsen & Toubro Ltd.	5,127,923	77,719,042
Laurus Labs Ltd.(c)	2,409,139	10,307,512
LIC Housing Finance Ltd.	2,260,918	10,044,284
Lupin Ltd.	1,708,302	20,571,710
Mahanagar Gas Ltd.	443,855	6,376,468
Mahindra & Mahindra Financial Services Ltd.(a)	4,702,317	10,857,911
Mahindra & Mahindra Ltd.	6,047,626	58,960,398
Mahindra CIE Automotive Ltd.(a)	843,423	1,823,940
Manappuram Finance Ltd.	3,477,019	8,444,147
Marico Ltd.	3,869,401	19,212,136
Maruti Suzuki India Ltd.	1,014,587	96,392,016
Max Financial Services Ltd.(a)	1,514,364	13,264,136
Metropolis Healthcare Ltd.(a)	183,226	5,528,233
Minda Industries Ltd.	599,538	3,129,802
Mindspace Business Parks REIT(a)(c)	900,200	3,724,727
Mindtree Ltd.	431,776	8,263,396
Motherson Sumi Systems Ltd.	9,419,491	18,831,032
Motilal Oswal Financial Services Ltd.	321,411	2,644,419
Mphasis Ltd.	654,001	11,619,129
MRF Ltd.	14,124	14,826,307
Multi Commodity Exchange of India Ltd.	205,600	4,483,534
Muthoot Finance Ltd.	886,257	13,786,386
Natco Pharma Ltd.	706,620	8,797,893
National Aluminium Co. Ltd.	6,976,642	3,692,928
Navin Fluorine International Ltd.	187,568	6,805,826
Nestle India Ltd.	251,543	60,762,463
Nippon Life India Asset Management Ltd.(c)	967,642	3,794,457
NTPC Ltd.	33,154,490	42,396,559
Oberoi Realty Ltd.(a)	938,197	5,870,679
Oil & Natural Gas Corp. Ltd.	19,752,132	20,937,360
Oil India Ltd.	1,487,655	1,931,478
Page Industries Ltd.	40,879	12,560,717
Persistent Systems Ltd.	326,955	5,268,586
Petronet LNG Ltd.	5,593,780	18,977,969
Phoenix Mills Ltd. (The)(a)	635,050	5,853,029
PI Industries Ltd.	613,807	18,304,078
Pidilite Industries Ltd.	1,121,224	23,354,465
Piramal Enterprises Ltd.	694,639	13,020,216
PNB Housing Finance Ltd.(a)(c)	513,374	2,623,498
Polycab India Ltd.	276,843	3,582,768
Power Grid Corp. of India Ltd.	15,617,034	40,573,447
Prestige Estates Projects Ltd.	1,123,084	4,053,680
Procter & Gamble Health Ltd.	45,258	4,197,302
PVR Ltd.	299,788	5,287,239
Quess Corp. Ltd.(a)(c)	671,068	4,538,048
Radico Khaitan Ltd.	561,734	3,447,489
Rajesh Exports Ltd.(a)	503,550	3,062,522
Rallis India Ltd.	655,024	2,493,834
Ramco Cements Ltd. (The)	877,136	10,566,791
RBL Bank Ltd.(c)	2,808,684	8,487,919
REC Ltd.	6,654,789	10,913,652
Redington India Ltd.	2,162,688	3,837,316
Relaxo Footwears Ltd.(a)	395,423	3,938,412
Reliance Industries Ltd.	21,330,187	555,834,178
Sanofi India Ltd.	68,486	7,645,509

Security	Shares	Value

India (continued)
SBI Life Insurance Co. Ltd.(a)(c)	3,084,564	$35,239,367
Schaeffler India Ltd.	58,100	3,125,720
Shree Cement Ltd.	80,733	26,497,758
Shriram Transport Finance Co. Ltd.	1,413,050	20,420,236
Siemens Ltd.	545,306	11,144,142
SpiceJet Ltd.(a)	1,377,211	1,329,673
SRF Ltd.	212,998	14,765,225
State Bank of India(a)	14,217,760	46,892,570
Sterlite Technologies Ltd.	1,192,201	2,620,045
Strides Pharma Science Ltd.	432,811	4,465,671
Sun Pharma Advanced Research Co. Ltd.(a)	740,679	1,817,286
Sun Pharmaceutical Industries Ltd.	6,518,753	45,037,657
Sundaram Finance Ltd.	359,612	8,482,339
Sundram Fasteners Ltd.	624,406	4,397,454
Sunteck Realty Ltd.	441,435	1,877,356
Supreme Industries Ltd.	457,944	10,085,358
Suven Pharmaceuticals Ltd.(a)	684,073	3,666,710
Symphony Ltd.	137,379	1,566,044
Syngene International Ltd.(a)(c)	892,102	6,962,145
Tata Chemicals Ltd.	1,231,039	6,517,889
Tata Communications Ltd.	569,246	8,159,785
Tata Consultancy Services Ltd.	7,033,549	254,501,809
Tata Consumer Products Ltd.	4,457,424	32,382,062
Tata Elxsi Ltd.	255,350	5,476,373
Tata Motors Ltd.(a)	13,495,227	32,865,075
Tata Power Co. Ltd. (The)	10,664,147	9,345,641
Tata Steel Ltd.	5,032,437	39,233,387
TeamLease Services Ltd.(a)	94,835	3,201,324
Tech Mahindra Ltd.	4,683,469	55,453,791
Thermax Ltd.	296,207	3,573,383
Titan Co. Ltd.	2,650,401	48,716,021
Torrent Pharmaceuticals Ltd.	389,126	13,740,952
Torrent Power Ltd.	1,259,687	5,375,118
Trent Ltd.	1,307,292	12,715,232
TTK Prestige Ltd.	47,508	3,686,002
Tube Investments of India Ltd.	683,233	7,598,423
TV18 Broadcast Ltd.(a)	4,416,703	1,771,303
UltraTech Cement Ltd.	871,091	56,483,808
United Spirits Ltd.(a)	2,278,623	16,873,618
UPL Ltd.	4,074,152	22,979,469
Varun Beverages Ltd.	748,496	8,807,351
Vedanta Ltd.	14,621,267	23,840,229
V-Guard Industries Ltd.	1,274,207	3,182,238
Vinati Organics Ltd.	219,291	3,487,780
VIP Industries Ltd.	311,257	1,519,167
V-Mart Retail Ltd.(a)	79,613	2,421,299
Vodafone Idea Ltd.(a)	70,288,967	9,301,468
Voltas Ltd.	1,601,184	17,439,649
Welspun India Ltd.	2,854,471	2,646,089
Westlife Development Ltd.(a)	354,432	2,084,535
Wipro Ltd.	8,830,355	41,793,089
Yes Bank Ltd.(a)	45,990,382	9,128,988
Yes Bank Ltd., New	12,578,231	1,923,524
Zee Entertainment Enterprises Ltd.	6,745,910	17,557,926

		5,868,687,266

Indonesia — 1.4%
Ace Hardware Indonesia Tbk PT	71,128,400	7,984,314
Adaro Energy Tbk PT	112,369,900	11,061,909
AKR Corporindo Tbk PT	15,768,200	3,249,679
Aneka Tambang Tbk	77,446,943	6,280,223

11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Astra Agro Lestari Tbk PT	5,019,700	$4,381,572
Astra International Tbk PT	152,399,200	57,203,666
Bank BTPN Syariah Tbk PT	18,383,100	5,376,927
Bank Central Asia Tbk PT	73,885,900	162,344,904
Bank Mandiri Persero Tbk PT	141,276,500	63,284,268
Bank Negara Indonesia Persero Tbk PT	57,561,900	24,459,731
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,924,800	2,338,907
Bank Rakyat Indonesia Persero Tbk PT	415,957,300	120,486,215
Bank Tabungan Negara Persero Tbk PT	39,270,076	4,575,019
Barito Pacific Tbk PT(a)	210,823,400	15,677,377
Bintang Oto Global Tbk PT(a)	23,901,800	2,285,229
Bukit Asam Tbk PT	29,799,600	4,980,670
Bumi Serpong Damai Tbk PT(a)	73,264,200	5,448,117
Charoen Pokphand Indonesia Tbk PT	56,626,400	24,362,987
Ciputra Development Tbk PT	92,165,127	6,037,730
Gudang Garam Tbk PT(a)	3,726,300	11,149,871
Hanson International Tbk PT(a)(e)	783,666,700	1,982,961
Indah Kiat Pulp & Paper Corp. Tbk PT	21,343,100	13,112,705
Indocement Tunggal Prakarsa Tbk PT	11,410,800	11,556,263
Indofood CBP Sukses Makmur Tbk PT	17,689,900	12,402,975
Indofood Sukses Makmur Tbk PT	33,788,500	16,989,968
Inti Agri Resources Tbk PT(a)(e)	291,349,000	743,122
Japfa Comfeed Indonesia Tbk PT	38,181,800	3,609,965
Jasa Marga Persero Tbk PT	18,580,680	5,513,672
Kalbe Farma Tbk PT	161,725,600	17,237,750
Link Net Tbk PT	6,015,300	1,030,951
Matahari Department Store Tbk PT(a)	8,170,600	731,998
Medco Energi Internasional Tbk PT(a)	75,720,680	2,670,602
Media Nusantara Citra Tbk PT(a)	51,308,300	3,688,238
Merdeka Copper Gold Tbk PT(a)	78,384,600	10,769,555
Mitra Adiperkasa Tbk PT(a)	81,085,500	4,622,792
Pabrik Kertas Tjiwi Kimia Tbk PT	9,453,500	4,736,793
Pakuwon Jati Tbk PT(a)	154,877,800	5,484,341
Panin Financial Tbk PT(a)	159,093,500	2,523,863
Perusahaan Gas Negara Tbk PT	86,152,800	8,481,048
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,676,500	2,669,620
Pool Advista Indonesia Tbk PT(a)(e)	12,679,400	40,409
PP Persero Tbk PT	28,619,550	2,756,557
Sarana Menara Nusantara Tbk PT	174,797,900	13,555,503
Semen Indonesia Persero Tbk PT	22,866,000	18,947,040
Sugih Energy Tbk PT(a)(e)	27,492,211	19
Summarecon Agung Tbk PT(a)	88,434,300	5,135,703
Surya Citra Media Tbk PT	55,589,000	6,476,197
Telekomunikasi Indonesia Persero Tbk PT	369,706,300	84,571,625
Tower Bersama Infrastructure Tbk PT	89,304,800	9,012,701
Trada Alam Minera Tbk PT(a)(e)	280,960,700	716,625
Unilever Indonesia Tbk PT	58,022,300	31,743,787
United Tractors Tbk PT	13,006,300	21,185,899
Waskita Beton Precast Tbk PT	105,238,000	1,580,061
Waskita Karya Persero Tbk PT	42,146,800	3,104,297
Wijaya Karya Persero Tbk PT	33,296,623	3,820,151
XL Axiata Tbk PT	29,291,800	4,999,521

		881,174,592

Kuwait — 0.5%
Agility Public Warehousing Co. KSC	9,166,244	19,270,541
Al Ahli Bank of Kuwait KSCP	5,112,386	3,593,798
Boubyan Bank KSCP	9,421,679	18,113,282
Boubyan Petrochemicals Co. KSCP	2,969,838	5,554,185

Security	Shares	Value

Kuwait (continued)
Gulf Bank KSCP	11,284,044	$7,747,750
Humansoft Holding Co. KSC(a)	678,773	7,547,840
Kuwait Finance House KSCP	31,635,924	70,336,532
Kuwait International Bank KSCP	4,193,434	2,879,258
Mabanee Co. KPSC	4,091,012	8,346,547
Mobile Telecommunications Co. KSC	16,991,061	32,276,627
National Bank of Kuwait SAKP	48,776,895	133,963,027
National Industries Group Holding SAK	7,928,739	4,588,481
Qurain Petrochemical Industries Co.	4,476,082	4,595,356
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	4,072,155	4,393,693
Warba Bank KSCP(a)	5,830,585	4,651,505

		327,858,422

Luxembourg — 0.1%
Allegro.eu SA(a)(c)	1,938,646	39,864,314

Malaysia — 1.7%
AEON Credit Service M Bhd(b)	1,971,000	5,060,545
Alliance Bank Malaysia Bhd	8,499,300	5,486,784
AMMB Holdings Bhd	11,826,100	9,637,372
Axiata Group Bhd	20,033,800	17,457,042
Berjaya Sports Toto Bhd	6,046,222	3,161,132
Bermaz Auto Bhd	7,876,100	2,629,233
British American Tobacco Malaysia Bhd	1,232,300	3,484,560
Bursa Malaysia Bhd	4,825,200	9,711,988
Cahya Mata Sarawak Bhd	257,000	104,087
Carlsberg Brewery Malaysia Bhd	1,336,100	6,309,908
CIMB Group Holdings Bhd	47,300,100	42,145,155
Dialog Group Bhd	29,779,696	26,314,901
DiGi.Com Bhd	23,053,300	22,634,561
DRB-Hicom Bhd	7,768,600	3,794,677
Ekovest Bhd	12,295,000	1,524,049
FGV Holdings Bhd	15,890,900	4,719,683
Focus Dynamics Group Bhd(a)	30,547,100	5,023,701
Fraser & Neave Holdings Bhd	1,062,900	8,468,761
Frontken Corp. Bhd	5,733,300	4,573,693
Gamuda Bhd	13,104,000	11,482,887
Genting Bhd	15,984,900	15,929,969
Genting Malaysia Bhd	22,948,900	13,800,885
Genting Plantations Bhd	3,830,100	8,931,259
Globetronics Technology Bhd	6,421,900	4,697,413
HAP Seng Consolidated Bhd	4,908,600	9,940,096
Hartalega Holdings Bhd(b)	12,931,800	45,708,866
Hong Leong Bank Bhd	4,930,300	20,791,005
Hong Leong Financial Group Bhd	1,763,700	7,099,823
IGB REIT	10,116,800	4,122,211
IHH Healthcare Bhd	16,504,800	22,768,035
IJM Corp. Bhd	21,048,100	8,369,642
Inari Amertron Bhd(b)	20,301,000	13,354,610
IOI Corp. Bhd	17,386,200	18,649,409
Kossan Rubber Industries	9,884,900	15,116,084
KPJ Healthcare Bhd	28,119,600	6,591,610
Kuala Lumpur Kepong Bhd	3,218,500	18,565,231
Lotte Chemical Titan Holding Bhd(c)	3,429,200	2,196,910
Magnum Bhd	7,849,286	4,180,891
Mah Sing Group Bhd	10,754,723	2,336,262
Malayan Banking Bhd	29,322,600	56,860,221
Malaysia Airports Holdings Bhd	8,080,100	10,333,167
Malaysia Building Society Bhd	14,008,300	2,011,501
Malaysian Pacific Industries Bhd	862,400	5,304,797

12

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malaysian Resources Corp. Bhd	24,346,100	$2,808,706
Maxis Bhd(b)	17,771,000	21,374,055
Mega First Corp Bhd	1,686,100	2,921,911
MISC Bhd	10,056,300	16,760,500
My EG Services Bhd	18,944,600	7,626,201
Nestle Malaysia Bhd	511,500	16,824,006
Padini Holdings Bhd	3,402,300	2,254,838
Pavilion REIT	11,533,600	4,444,711
Pentamaster Corp. Bhd	6,025,600	7,321,237
Petronas Chemicals Group Bhd	18,129,200	28,568,842
Petronas Dagangan Bhd	2,134,700	10,877,853
Petronas Gas Bhd	5,825,300	25,966,482
PPB Group Bhd	4,918,820	22,457,057
Press Metal Aluminium Holdings Bhd	10,855,000	18,651,203
Public Bank Bhd	21,694,260	92,655,897
QL Resources Bhd	9,017,543	14,077,460
RHB Bank Bhd	11,905,266	15,049,612
Scientex Bhd	2,444,100	7,139,124
Serba Dinamik Holdings Bhd	10,496,120	4,199,479
Sime Darby Bhd	20,860,000	11,827,835
Sime Darby Plantation Bhd	16,065,400	19,322,646
Sime Darby Property Bhd	27,154,800	3,999,234
SKP Resources Bhd	7,394,100	3,702,495
SP Setia Bhd Group(b)	16,224,600	3,225,804
Sunway Construction Group Bhd	5,629,470	2,542,520
Sunway REIT	16,853,200	6,205,155
Supermax Corp. Bhd(a)(b)	11,461,024	25,600,225
Telekom Malaysia Bhd(b)	8,463,900	10,470,804
Tenaga Nasional Bhd	16,906,900	41,831,505
TIME dotCom Bhd	3,127,700	10,517,793
Top Glove Corp. Bhd	36,213,900	63,289,879
UEM Sunrise Bhd(a)	21,116,300	2,202,854
UMW Holdings Bhd	3,208,400	2,354,717
ViTrox Corp. Bhd	1,729,800	6,453,844
VS Industry Bhd	12,066,875	6,960,519
Westports Holdings Bhd	7,193,400	7,592,445
Yinson Holdings Bhd(b)	5,507,300	7,056,482
YTL Corp. Bhd(a)	284,100	44,979

		1,068,565,525

Mexico — 1.8%
Alfa SAB de CV, Class A	22,263,847	17,573,379
Alpek SAB de CV(b)	2,860,100	2,495,927
Alsea SAB de CV(a)(b)	4,226,595	5,818,868
America Movil SAB de CV, Series L, NVS	251,002,772	188,284,767
Arca Continental SAB de CV	2,895,838	14,168,509
Banco del Bajio SA(a)(b)(c)	6,006,597	7,500,610
Becle SAB de CV(b)	3,913,775	9,201,687
Bolsa Mexicana de Valores SAB de CV(b)	3,789,578	8,595,714
Cemex SAB de CV, CPO, NVS	113,983,183	52,025,167
Coca-Cola Femsa SAB de CV	3,515,500	15,881,796
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	6,030,859	6,319,140
Corp Inmobiliaria Vesta SAB de CV	4,378,500	7,852,691
Fibra Uno Administracion SA de CV	24,929,600	24,859,721
Fomento Economico Mexicano SAB de CV	14,357,345	103,959,244
Genomma Lab Internacional SAB de CV, Class B(a)(b)	6,789,024	6,652,108
Gentera SAB de CV(a)	8,175,492	3,536,839
Gruma SAB de CV, Class B	1,645,130	18,149,359
Grupo Aeroportuario del Centro Norte SAB de CV(a)	2,589,400	15,077,909

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	2,870,900	$29,471,715
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,539,395	22,965,866
Grupo Bimbo SAB de CV, Series A(b)	11,699,502	24,819,324
Grupo Carso SAB de CV, Series A1(a)	3,521,636	8,019,403
Grupo Cementos de Chihuahua SAB de CV	1,557,657	8,200,757
Grupo Comercial Chedraui SA de CV	3,005,859	4,233,688
Grupo Financiero Banorte SAB de CV, Class O(a)	19,377,278	97,278,137
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	17,040,642	16,680,072
Grupo Herdez SAB de CV(b)	2,552,900	5,061,091
Grupo Mexico SAB de CV, Series B	22,882,720	83,259,429
Grupo Televisa SAB, CPO(a)(b)	17,922,556	28,826,893
Industrias Penoles SAB de CV(b)	1,068,079	15,716,099
Infraestructura Energetica Nova SAB de CV(a)	3,940,671	14,027,393
Kimberly-Clark de Mexico SAB de CV, Class A	11,396,875	18,127,344
La Comer SAB de CV(b)	4,636,896	9,608,967
Macquarie Mexico Real Estate Management SA de CV(c)	8,044,400	10,236,840
Megacable Holdings SAB de CV, CPO	2,179,377	7,953,512
Orbia Advance Corp. SAB de CV(b)	7,979,883	16,378,228
PLA Administradora Industrial S. de RL de CV	6,569,349	9,419,006
Prologis Property Mexico SA de CV	3,715,758	8,046,677
Promotora y Operadora de Infraestructura SAB de CV	1,676,610	13,421,032
Qualitas Controladora SAB de CV	1,436,078	7,019,195
Regional SAB de CV(a)(b)	1,732,147	7,414,464
Telesites SAB de CV(a)(b)	10,596,095	11,065,800
Wal-Mart de Mexico SAB de CV	38,015,596	100,430,654

		1,085,635,021

Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	2,625,367	5,016,856
Engro Fertilizers Ltd.	5,436,383	2,066,439
Fauji Fertilizer Co. Ltd.	5,279,396	3,424,983
Habib Bank Ltd.	4,622,822	3,773,661
Hub Power Co. Ltd. (The)(a)	6,659,373	3,287,909
Lucky Cement Ltd.(a)	1,126,160	4,631,103
MCB Bank Ltd.	3,472,870	3,857,413
National Bank of Pakistan(a)	5,096,314	1,293,901
Oil & Gas Development Co. Ltd.	5,510,712	3,436,071
Pakistan Oilfields Ltd.	1,217,568	3,025,359
Pakistan Petroleum Ltd.	3,132,322	1,795,878
Pakistan State Oil Co. Ltd.(a)	2,447,811	3,075,274
Searle Co. Ltd. (The)	1,151,275	1,697,300
United Bank Ltd./Pakistan	4,100,948	3,100,152

		43,482,299

Panama — 0.0%
Intercorp Financial Services Inc.	134,165	4,024,950

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	1,620,135	17,983,498
Credicorp Ltd.	503,181	77,444,588
Southern Copper Corp.	631,660	37,501,654

		132,929,740

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	15,166,230	13,311,458
Aboitiz Power Corp.	10,767,100	5,766,490
Alliance Global Group Inc.(a)	32,015,200	6,525,561
Ayala Corp.	2,088,535	35,771,809

13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Ayala Land Inc.	59,266,540	$46,841,275
Bank of the Philippine Islands	12,669,443	21,871,127
BDO Unibank Inc.	14,939,676	32,097,931
Bloomberry Resorts Corp.	34,836,500	6,448,520
Cebu Air Inc.(a)	2,365,010	2,311,886
Cosco Capital Inc.	26,489,400	3,178,948
D&L Industries Inc.	26,326,300	3,860,242
DoubleDragon Properties Corp.(a)	6,412,900	1,960,683
Filinvest Land Inc.	90,738,000	2,151,442
Globe Telecom Inc.	252,955	10,248,676
GT Capital Holdings Inc.	716,660	8,645,233
International Container Terminal Services Inc.	7,882,370	19,148,519
JG Summit Holdings Inc.	22,950,281	31,337,062
Jollibee Foods Corp.	3,384,590	13,304,649
Manila Electric Co.	1,623,810	9,510,501
Manila Water Co. Inc.	9,894,200	3,045,636
Megaworld Corp.(a)	89,802,200	7,153,545
Metro Pacific Investments Corp.	109,451,800	9,333,452
Metropolitan Bank & Trust Co.	13,161,803	13,126,216
Petron Corp.	16,635,500	1,477,404
PLDT Inc.	652,655	17,836,703
Puregold Price Club Inc.	6,685,050	5,860,542
Robinsons Land Corp.	18,008,513	6,225,072
Security Bank Corp.	2,197,770	5,690,981
Semirara Mining & Power Corp.	7,717,400	1,990,344
SM Investments Corp.	1,832,067	36,961,418
SM Prime Holdings Inc.	74,667,896	55,907,742
Universal Robina Corp.	6,711,900	19,822,999
Vista Land & Lifescapes Inc.	40,452,800	3,996,481
Wilcon Depot Inc.	12,298,300	4,604,189

		467,324,736

Poland — 0.7%
Alior Bank SA(a)(b)	793,652	3,520,401
AmRest Holdings SE(a)(b)	571,819	3,730,249
Asseco Poland SA	465,615	8,236,466
Bank Millennium SA(a)	5,362,233	4,003,076
Bank Polska Kasa Opieki SA(a)	1,354,087	20,499,172
Budimex SA	103,902	7,609,685
CCC SA(a)(b)	293,559	4,887,428
CD Projekt SA(a)(b)	504,226	52,400,221
Ciech SA(a)	146,620	1,163,806
Cyfrowy Polsat SA	2,060,521	14,678,738
Dino Polska SA(a)(c)	367,511	24,729,529
Enea SA(a)(b)	2,094,954	3,040,702
Eurocash SA(a)(b)	749,991	2,857,490
Famur SA(a)	625,182	275,560
Grupa Azoty SA(a)(b)	360,965	2,417,348
Grupa Lotos SA	756,739	7,000,038
Jastrzebska Spolka Weglowa SA(a)(b)	415,531	2,712,925
KGHM Polska Miedz SA(a)	1,049,860	41,736,697
KRUK SA(a)(b)	142,152	5,362,938
LPP SA(a)(b)	9,870	18,091,489
mBank SA(a)(b)	131,065	5,294,355
Mercator Medical SA(a)	19,291	2,624,976
Orange Polska SA(a)	5,000,395	8,445,171
PGE Polska Grupa Energetyczna SA(a)	6,327,818	9,731,468
Polski Koncern Naftowy ORLEN SA	2,181,372	32,208,412
Polskie Gornictwo Naftowe i Gazownictwo SA	12,846,574	16,394,120
Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,476,989	45,622,335
Powszechny Zaklad Ubezpieczen SA(a)	4,401,390	29,499,177

Security	Shares	Value

Poland (continued)
Santander Bank Polska SA(a)	253,586	$11,772,669
Tauron Polska Energia SA(a)(b)	8,535,757	4,860,007
TEN Square Games SA	36,358	5,519,664
Warsaw Stock Exchange	362,646	4,160,560

		405,086,872

Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	946,973	5,360,225
Barwa Real Estate Co.	13,485,098	11,998,466
Commercial Bank PSQC (The)	14,977,548	17,561,276
Doha Bank QPSC(a)	11,854,087	7,508,653
Gulf International Services QSC(a)	8,882,311	3,663,055
Industries Qatar QSC	13,645,614	40,458,694
Masraf Al Rayan QSC	28,074,252	32,311,875
Medicare Group	1,685,934	4,163,030
Mesaieed Petrochemical Holding Co.	34,361,133	19,366,342
Ooredoo QPSC	5,882,184	10,717,942
Qatar Aluminum Manufacturing Co.	25,668,306	6,621,178
Qatar Electricity & Water Co. QSC	3,864,193	18,737,691
Qatar Fuel QSC	3,718,750	18,543,632
Qatar Gas Transport Co. Ltd.	13,147,460	11,478,335
Qatar Insurance Co. SAQ	12,049,760	8,282,180
Qatar International Islamic Bank QSC	5,957,010	14,248,654
Qatar Islamic Bank SAQ	8,811,097	39,566,813
Qatar National Bank QPSC	33,436,477	159,701,987
Qatar National Cement Co. QSC	1,973,361	2,174,952
Qatar Navigation QSC	3,823,389	6,557,473
United Development Co. QSC	14,979,165	6,137,016
Vodafone Qatar QSC	17,953,750	6,528,196

		451,687,665

Russia — 2.6%
Aeroflot PJSC(a)	8,444,947	7,968,577
Alrosa PJSC	19,452,080	22,364,997
Credit Bank of Moscow PJSC(a)	97,794,631	7,657,884
Detsky Mir PJSC(c)	5,126,026	9,394,978
Gazprom PJSC	85,128,780	203,020,372
Gazprom PJSC, ADR	1,350,741	6,280,946
Inter RAO UES PJSC	284,097,718	19,074,788
LSR Group PJSC, GDR(d)	2,296,262	5,453,622
LUKOIL PJSC	3,105,879	204,270,570
Magnit PJSC, GDR(d)	2,669,489	40,282,589
Mechel PJSC, ADR(a)	958,282	1,475,754
MMC Norilsk Nickel PJSC	473,485	132,807,297
Mobile TeleSystems PJSC, ADR	3,437,160	29,662,691
Moscow Exchange MICEX-RTS PJSC	10,517,311	21,024,998
Novatek PJSC, GDR(d)	684,255	106,333,227
Novolipetskiy Metallurgicheskiy Kombinat PAO	9,301,700	23,393,177
OGK-2 PJSC	245,755,000	2,353,619
PhosAgro PJSC, GDR(d)	1,029,514	13,157,189
Polymetal International PLC	1,751,914	36,538,383
Polyus PJSC	253,228	48,075,085
Rosneft Oil Co. PJSC	2,771,320	16,214,187
Rosneft Oil Co. PJSC, GDR(d)	5,563,858	32,314,887
Rostelecom PJSC(a)	6,797,331	8,552,756
Sberbank of Russia PJSC	80,124,590	261,495,573
Severstal PAO	1,595,361	23,350,104
Sistema PJSFC, GDR(d)	1,287,564	10,120,253
Surgutneftegas PJSC	54,163,758	24,973,603
Tatneft PJSC	10,562,374	67,658,844
Unipro PJSC	119,997,082	4,354,688

14

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
VTB Bank PJSC	8,431,310,000	$4,122,243
VTB Bank PJSC, GDR(d)	8,810,096	8,202,199
X5 Retail Group NV, GDR(d)	922,967	32,824,782
Yandex NV, Class A(a)	2,283,144	160,278,231

		1,595,053,093

Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	358,690	12,164,818
Advanced Petrochemical Co.	835,039	13,692,449
Al Hammadi Co. for Development and Investment(a)	613,926	4,902,438
Al Rajhi Bank	9,091,796	181,322,013
Aldrees Petroleum and Transport Services Co.	291,162	5,162,447
Alinma Bank(a)	7,363,442	31,687,184
Almarai Co. JSC	1,825,369	27,205,814
Alujain Holding(a)	312,456	4,165,414
Arab National Bank	4,619,384	25,125,429
Arabian Cement Co./Saudi Arabia	493,667	4,231,695
Arriyadh Development Co.	1,214,365	5,711,459
Bank AlBilad	2,790,474	19,641,794
Bank Al-Jazira	3,270,567	11,964,000
Banque Saudi Fransi	4,494,223	39,722,576
Bupa Arabia for Cooperative Insurance Co.(a)	470,062	15,741,425
City Cement Co.	920,701	5,719,707
Co for Cooperative Insurance (The)(a)	501,472	11,244,546
Dallah Healthcare Co.	352,747	4,768,377
Dar Al Arkan Real Estate Development Co.(a)	3,913,828	9,172,545
Dr Sulaiman Al Habib Medical Services Group Co.	353,998	10,948,586
Eastern Province Cement Co.	496,437	5,215,064
Emaar Economic City(a)	3,674,080	9,639,244
Etihad Etisalat Co.(a)	2,893,421	22,912,228
Fawaz Abdulaziz Al Hokair & Co.(a)	698,646	4,053,361
Herfy Food Services Co.	344,948	5,380,328
Jarir Marketing Co.	448,415	21,042,244
Leejam Sports Co. JSC	262,635	4,992,768
Mobile Telecommunications Co.(a)	3,384,532	12,290,654
Mouwasat Medical Services Co.	393,945	13,549,540
National Agriculture Development Co. (The)(a)	572,809	4,765,008
National Commercial Bank	10,911,958	122,921,726
National Industrialization Co.(a)	2,802,802	9,759,664
National Medical Care Co.	197,252	2,839,974
Qassim Cement Co. (The)	400,538	8,105,592
Rabigh Refining & Petrochemical Co.(a)	2,070,542	7,839,198
Riyad Bank	10,148,542	56,335,691
Sahara International Petrochemical Co.	2,831,644	12,713,935
Samba Financial Group	7,344,388	60,508,076
Saudi Airlines Catering Co.	365,851	7,725,537
Saudi Arabian Fertilizer Co.	1,521,345	33,261,422
Saudi Arabian Mining Co.(a)	3,229,960	36,298,943
Saudi Arabian Oil Co.(c)	15,935,044	152,951,950
Saudi Basic Industries Corp.	6,672,698	172,394,933
Saudi British Bank (The)	5,442,629	39,398,330
Saudi Cement Co.	570,793	8,842,072
Saudi Electricity Co.	6,254,286	35,952,223
Saudi Industrial Investment Group	1,726,819	12,085,799
Saudi Kayan Petrochemical Co.(a)	5,594,869	17,870,882
Saudi Pharmaceutical Industries & Medical Appliances Corp.	657,348	7,343,593
Saudi Research & Marketing Group(a)	328,115	6,867,442
Saudi Telecom Co.	4,414,570	126,883,871
Saudia Dairy & Foodstuff Co.	151,800	7,123,340
Savola Group (The)	2,010,214	24,681,479

Security	Shares	Value

Saudi Arabia (continued)
Seera Group Holding(a)	1,496,381	$7,851,751
Southern Province Cement Co.	525,848	10,529,298
United Electronics Co.	291,069	6,208,479
United International Transportation Co.	569,180	5,994,404
Yamama Cement Co.	1,020,228	7,725,291
Yanbu Cement Co.	757,930	7,093,090
Yanbu National Petrochemical Co.	1,897,443	31,113,087

		1,595,356,227

Singapore — 0.0%
BOC Aviation Ltd.(c)	1,534,000	13,633,357

South Africa — 3.4%
Absa Group Ltd.	5,352,003	38,109,408
Adcock Ingram Holdings Ltd.	582,745	1,598,419
AECI Ltd.	993,320	5,473,569
African Rainbow Minerals Ltd.	908,843	14,084,607
Alexander Forbes Group Holdings Ltd.	6,046,249	1,519,742
Anglo American Platinum Ltd.	411,125	29,917,122
AngloGold Ashanti Ltd.	3,119,849	65,790,739
Aspen Pharmacare Holdings Ltd.(a)	2,853,646	22,768,320
Astral Foods Ltd.	371,386	3,225,698
Attacq Ltd.	950,829	230,392
AVI Ltd.	2,273,080	10,476,620
Barloworld Ltd.	1,555,275	7,045,656
Bid Corp. Ltd.	2,472,960	44,639,115
Bidvest Group Ltd. (The)	2,080,447	21,931,988
Brait SE(a)(b)	7,213,414	1,934,297
Capitec Bank Holdings Ltd.(a)	517,011	43,279,095
Clicks Group Ltd.	1,819,166	27,597,370
Coronation Fund Managers Ltd.	2,308,387	6,294,414
DataTec Ltd.(a)	1,593,246	2,626,199
Dis-Chem Pharmacies Ltd.(a)(c)	2,452,103	3,184,704
Discovery Ltd.(b)	3,016,753	24,015,118
DRDGOLD Ltd.(b)	3,448,290	3,500,372
Equites Property Fund Ltd.	4,050,521	4,512,138
Exxaro Resources Ltd.	1,927,783	14,859,235
FirstRand Ltd.	35,186,408	103,379,434
Fortress REIT Ltd., Series A	9,981,192	8,377,720
Foschini Group Ltd. (The)	2,488,316	15,788,879
Gold Fields Ltd.	6,659,344	56,600,928
Growthpoint Properties Ltd.	23,961,093	18,377,719
Harmony Gold Mining Co. Ltd.(a)	4,118,856	16,838,706
Impala Platinum Holdings Ltd.	6,006,890	63,157,492
Imperial Logistics Ltd.	1,336,781	3,351,400
Investec Ltd.	2,305,376	5,609,916
JSE Ltd.	768,308	6,009,446
KAP Industrial Holdings Ltd.(a)	22,981,628	4,217,289
Kumba Iron Ore Ltd.	484,188	16,487,968
Liberty Holdings Ltd.	991,330	3,811,908
Life Healthcare Group Holdings Ltd.	9,791,873	10,015,692
Massmart Holdings Ltd.(a)(b)	913,694	2,254,679
Momentum Metropolitan Holdings	7,217,292	7,261,012
Motus Holdings Ltd.	1,263,323	4,726,365
Mr. Price Group Ltd.	1,893,160	19,906,239
MTN Group Ltd.	12,606,034	53,955,170
MultiChoice Group	3,293,106	27,683,262
Naspers Ltd., Class N	3,240,678	655,192,274
Nedbank Group Ltd.	2,777,217	21,982,656
NEPI Rockcastle PLC	3,064,100	15,597,435
Netcare Ltd.	8,810,518	7,002,302

15

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Ninety One Ltd.(a)	1,172,381	$3,249,828
Northam Platinum Ltd.(a)	2,733,068	31,123,554
Oceana Group Ltd.	762,020	3,205,395
Old Mutual Ltd.	35,214,460	26,599,276
Pick n Pay Stores Ltd.	2,499,529	8,167,430
PSG Group Ltd.	1,246,721	4,580,474
Rand Merchant Investment Holdings Ltd.	5,921,756	11,670,370
Redefine Properties Ltd.	44,961,120	6,885,250
Reinet Investments SCA	1,133,154	20,195,969
Remgro Ltd.	3,816,763	22,733,493
Resilient REIT Ltd.	2,678,011	6,554,757
Reunert Ltd.	1,477,344	3,539,612
Royal Bafokeng Platinum Ltd.(a)	1,215,148	5,006,241
Sanlam Ltd.	13,186,709	47,246,782
Santam Ltd.	74,982	1,189,247
Sappi Ltd.(a)	4,335,429	8,123,896
Sasol Ltd.(a)	4,214,833	32,896,191
Shoprite Holdings Ltd.	3,723,048	30,737,022
Sibanye Stillwater Ltd.	17,068,618	56,798,890
SPAR Group Ltd. (The)	1,386,737	17,108,130
Standard Bank Group Ltd.	9,548,921	74,743,965
Steinhoff International Holdings NV(a)(b)	34,208,922	1,945,164
Super Group Ltd./South Africa(a)	3,240,899	5,046,808
Telkom SA SOC Ltd.	2,363,431	4,787,566
Tiger Brands Ltd.	1,181,001	15,033,176
Transaction Capital Ltd.	2,929,181	4,563,286
Truworths International Ltd.	3,161,288	7,339,315
Vodacom Group Ltd.	4,696,071	37,392,574
Vukile Property Fund Ltd.	6,196,457	2,786,679
Wilson Bayly Holmes-Ovcon Ltd.(a)	509,806	3,329,695
Woolworths Holdings Ltd.	7,249,391	16,390,029
Zeder Investments Ltd.	11,087,882	1,948,730

		2,069,119,022

South Korea — 12.4%
ABLBio Inc.(a)	237,534	5,946,131
Ace Technologies Corp.(a)	262,099	5,755,732
Advanced Process Systems Corp.(b)	88,408	1,889,521
AfreecaTV Co. Ltd.(b)	66,028	3,448,934
Ahnlab Inc.(b)	67,200	3,844,164
AK Holdings Inc.	9,573	181,243
Alteogen Inc.(a)	139,286	20,227,970
Amicogen Inc.(a)	136,433	4,068,762
Amorepacific Corp.	237,649	38,443,063
AMOREPACIFIC Group	213,153	10,132,256
Ananti Inc.(a)	477,462	3,663,325
Anterogen Co. Ltd.(a)	5,938	250,335
Aprogen KIC Inc.(a)	802,491	1,624,490
Asiana Airlines Inc.(a)	765,060	3,560,670
BGF retail Co. Ltd.	68,454	7,763,749
BH Co. Ltd.(a)(b)	181,998	3,667,756
Binex Co. Ltd.(a)(b)	227,092	6,064,406
Binggrae Co. Ltd.(b)	43,544	2,183,988
BNK Financial Group Inc.	1,857,021	9,448,311
Boditech Med Inc.(b)	138,444	3,334,267
Boryung Pharmaceutical Co. Ltd.	172,162	3,205,040
Bukwang Pharmaceutical Co. Ltd.	268,445	6,101,298
Cafe24 Corp.(a)(b)	63,774	3,054,559
Cellivery Therapeutics Inc.(a)	48,808	7,842,449
Celltrion Healthcare Co. Ltd.(a)(b)	509,320	56,199,875
Celltrion Inc.(a)(b)	702,581	215,875,957

Security	Shares	Value

South Korea (continued)
Celltrion Pharm Inc.(a)(b)	122,645	$20,981,156
Chabiotech Co. Ltd.(a)	372,734	6,366,339
Cheil Worldwide Inc.	485,007	9,094,840
Chong Kun Dang Pharmaceutical Corp.	50,735	7,977,850
Chongkundang Holdings Corp.	21,907	2,197,530
Chunbo Co. Ltd.	34,676	5,612,464
CJ CGV Co. Ltd.(a)	174,651	3,614,394
CJ CheilJedang Corp.	63,268	20,669,090
CJ Corp.	115,076	8,226,028
CJ ENM Co. Ltd.	76,447	9,202,242
CJ Logistics Corp.(a)	66,898	10,035,758
CMG Pharmaceutical Co. Ltd.(a)(b)	1,173,505	5,048,018
Com2uSCorp	77,814	9,423,050
Cosmax Inc.	58,650	5,051,145
Coway Co. Ltd.(a)	366,672	22,996,735
CrystalGenomics Inc.(a)(b)	314,268	4,586,714
Cuckoo Holdings Co. Ltd.	15,421	1,335,079
Cuckoo Homesys Co. Ltd.	61,825	2,223,700
Daea TI Co. Ltd.(b)	555,095	3,009,869
Daeduck Co. Ltd.	4,984	28,781
Daeduck Electronics Co. Ltd./New(a)	318,196	3,048,102
Daejoo Electronic Materials Co. Ltd.(a)	101,123	4,349,966
Daekyo Co. Ltd.	138,127	457,490
Daelim Industrial Co. Ltd.	202,921	14,670,535
Daesang Corp.	163,415	3,632,921
Daewoo Engineering & Construction Co. Ltd.(a)	1,500,220	4,745,172
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	300,224	7,339,080
Daewoong Co. Ltd.	203,958	4,727,778
Daewoong Pharmaceutical Co. Ltd.	44,144	4,128,963
Daishin Securities Co. Ltd.	330,086	4,101,652
Daou Technology Inc.(b)	201,837	3,930,764
DB HiTek Co. Ltd.	293,194	9,392,912
DB Insurance Co. Ltd.	376,208	14,959,244
DGB Financial Group Inc.	1,245,564	8,217,087
DIO Corp.(a)	34,130	970,032
Dong-A Socio Holdings Co. Ltd.	31,714	3,611,192
Dong-A ST Co. Ltd.	58,643	4,631,872
Dongjin Semichem Co. Ltd.	283,640	7,907,726
DongKook Pharmaceutical Co. Ltd.	235,351	5,455,473
Dongkuk Steel Mill Co. Ltd.(a)	534,022	3,595,377
Dongsuh Cos. Inc.	258,678	7,948,174
Dongsung Pharmaceutical Co. Ltd.(a)	75,398	749,517
Dongwon F&B Co. Ltd.	9,388	1,510,157
Dongwon Industries Co. Ltd.	12,051	2,363,261
Doosan Bobcat Inc.	382,543	10,388,520
Doosan Fuel Cell Co. Ltd.(a)	209,986	9,469,343
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	1,022,192	15,473,061
Doosan Infracore Co. Ltd.(a)(b)	1,068,373	7,888,127
Doosan Solus Co. Ltd.(a)	93,679	4,334,522
DoubleUGames Co. Ltd.(b)	89,282	4,712,005
Douzone Bizon Co. Ltd.	150,321	14,331,811
Duk San Neolux Co. Ltd.(a)(b)	94,615	2,697,667
Echo Marketing Inc.	135,882	3,088,367
Ecopro BM Co. Ltd.	73,384	10,040,520
Ecopro Co. Ltd.(b)	179,979	7,400,519
E-MART Inc.	139,335	19,391,433
Enzychem Lifesciences Corp.(a)(b)	58,971	5,670,340
Eo Technics Co Ltd.(b)	75,660	7,035,754

16

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Eone Diagnomics Genome Center Co. Ltd.(a)	154,454	$1,528,418
Eubiologics Co. Ltd.(a)	179,666	3,320,383
Eugene Corp.	401,049	1,638,192
Eutilex Co. Ltd.(a)	55,588	1,577,392
F&F Co. Ltd.(b)	54,175	4,171,262
Feelux Co. Ltd.(a)	866,548	4,150,472
Fila Holdings Corp.	373,434	13,937,756
Foosung Co. Ltd.	514,157	4,479,213
GemVax & Kael Co. Ltd.(a)(b)	273,102	5,812,256
Geneone Life Science Inc.(a)	311,828	7,608,654
Genexine Co. Ltd.(a)	138,830	16,109,324
Grand Korea Leisure Co. Ltd.(b)	269,349	3,699,882
Green Cross Cell Corp.	53,485	2,061,484
Green Cross Corp./South Korea	43,382	14,015,693
Green Cross Holdings Corp.	163,242	5,251,832
GS Engineering & Construction Corp.	414,072	11,862,168
GS Holdings Corp.	350,626	11,106,088
GS Home Shopping Inc.	23,421	2,899,713
GS Retail Co. Ltd.(b)	234,196	7,143,026
G-treeBNT Co. Ltd.(a)(b)	222,785	5,536,657
Halla Holdings Corp.	66,197	2,183,535
Hana Financial Group Inc.	2,236,444	68,414,106
Hana Tour Service Inc.(b)	86,472	4,149,531
Hanall Biopharma Co. Ltd.(a)	256,694	8,061,196
Handok Inc.	4,384	121,035
Handsome Co. Ltd.	112,269	2,977,810
Hanil Cement Co. Ltd./New	15,456	1,287,825
Hanjin Transportation Co. Ltd.(b)	71,387	3,154,692
Hankook Shell Oil Co. Ltd.(b)	5,859	1,392,542
Hankook Technology Group Co. Ltd.	246,642	3,610,863
Hankook Tire & Technology Co. Ltd.	519,683	15,357,312
Hanmi Pharm Co. Ltd.	47,904	15,519,935
Hanon Systems	1,374,405	18,693,051
Hansae Co. Ltd.	152,099	2,295,471
Hansol Chemical Co. Ltd.(b)	71,366	10,061,087
Hanssem Co. Ltd.	89,234	7,854,495
Hanwha Aerospace Co. Ltd.(a)	320,396	7,643,988
Hanwha Corp.	317,306	7,398,215
Hanwha Investment & Securities Co. Ltd.(a)	865,242	1,661,596
Hanwha Life Insurance Co. Ltd.	2,573,219	4,802,040
Hanwha Solutions Corp.	779,778	33,649,089
Hanwha Systems Co. Ltd.	332,828	3,714,632
Harim Holdings Co. Ltd.	13,437	84,516
HDC Holdings Co. Ltd.	288,332	2,735,969
HDC Hyundai Development Co-Engineering & Construction, Class E	332,380	6,022,520
Helixmith Co. Ltd.(a)(b)	185,196	4,552,285
HFR Inc.(a)	74,887	2,020,132
Hite Jinro Co. Ltd.	270,731	7,816,959
HLB Inc.(a)(b)	340,331	28,018,756
HLB Life Science Co. Ltd.(a)	327,067	7,817,923
HMM Co. Ltd.(a)	1,843,396	22,239,697
Hotel Shilla Co. Ltd.(b)	235,769	17,045,339
HS Industries Co. Ltd.(b)	324,360	2,110,516
Huchems Fine Chemical Corp.	142,113	3,127,244
Hugel Inc.(a)	48,212	8,609,364
Huons Co. Ltd.	72,819	4,106,372
Huons Global Co. Ltd.(b)	60,385	1,686,229
Hwaseung Enterprise Co. Ltd.	143,104	1,823,475
Hyosung Advanced Materials Corp.(a)	26,200	3,504,225

Security	Shares	Value

South Korea (continued)
Hyosung Chemical Corp.	16,146	$1,947,938
Hyosung Corp.	78,122	5,669,149
Hyosung TNC Co. Ltd.	19,586	3,265,661
Hyundai Bioscience Co. Ltd.(a)	338,761	3,459,400
Hyundai Construction Equipment Co. Ltd.(a)	99,938	3,061,677
Hyundai Department Store Co. Ltd.	98,031	6,281,142
Hyundai Electric & Energy System Co. Ltd.(a)	2,421	35,444
Hyundai Elevator Co. Ltd.	210,975	7,616,873
Hyundai Engineering & Construction Co. Ltd.	557,158	16,917,906
Hyundai Glovis Co. Ltd.	141,248	22,721,200
Hyundai Greenfood Co. Ltd.	580,867	4,409,455
Hyundai Heavy Industries Holdings Co. Ltd.	67,452	17,037,489
Hyundai Home Shopping Network Corp.	44,840	2,950,027
Hyundai Marine & Fire Insurance Co. Ltd.	468,575	9,443,064
Hyundai Mipo Dockyard Co. Ltd.	191,402	8,216,163
Hyundai Mobis Co. Ltd.	492,986	108,705,964
Hyundai Motor Co.(b)	1,114,744	182,844,007
Hyundai Rotem Co. Ltd.(a)	521,624	7,448,068
Hyundai Steel Co.	640,882	18,417,647
Hyundai Wia Corp.(b)	153,822	6,547,392
Iljin Materials Co. Ltd.	176,097	7,447,779
Ilyang Pharmaceutical Co. Ltd.	110,215	6,404,432
Industrial Bank of Korea	1,691,302	14,214,548
Innocean Worldwide Inc.	72,143	3,800,946
Innox Advanced Materials Co. Ltd.(a)(b)	52,881	2,155,287
iNtRON Biotechnology Inc.(a)	220,316	3,016,391
IS Dongseo Co. Ltd.	138,999	5,640,102
ITM Semiconductor Co. Ltd.(a)	73,738	3,505,146
JB Financial Group Co. Ltd.	860,072	4,251,587
JW Holdings Corp.	23,445	120,980
JW Pharmaceutical Corp.	141,932	4,341,781
JYP Entertainment Corp.	204,283	7,006,046
Kakao Corp.	427,559	142,191,236
Kangwon Land Inc.	816,199	16,559,277
KB Financial Group Inc.	2,941,559	120,554,607
KCC Corp.	37,100	5,632,642
KEPCO Engineering & Construction Co. Inc.	114,875	1,712,925
KEPCO Plant Service & Engineering Co. Ltd.	176,905	4,644,246
Kginicis Co. Ltd.(b)	193,844	3,494,815
Kia Motors Corp.	1,954,745	102,104,976
KISWIRE Ltd.	1,504	19,572
KIWOOM Securities Co. Ltd.(b)	91,468	10,249,905
KMW Co. Ltd.(a)(b)	200,208	13,298,349
Koentec Co. Ltd.	164,352	1,347,135
Koh Young Technology Inc.(b)	91,766	7,770,525
Kolmar BNH Co. Ltd.	71,578	3,240,755
Kolmar Korea Co. Ltd.	108,585	4,415,819
Kolmar Korea Holdings Co. Ltd.	22,718	502,997
Kolon Industries Inc.	134,483	5,055,798
Komipharm International Co. Ltd.(a)(b)	319,251	3,808,335
Korea Aerospace Industries Ltd.	568,575	11,946,472
Korea Electric Power Corp.(a)	1,873,886	36,324,481
Korea Gas Corp.	246,335	6,311,145
Korea Investment Holdings Co. Ltd.	313,409	20,987,399
Korea Petrochemical Ind. Co Ltd.	24,838	5,488,131
Korea REIT & Trust Co. Ltd.	1,636,878	2,729,239
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)(b)	281,691	26,220,390
Korea United Pharm Inc.	81,449	3,849,607
Korea Zinc Co. Ltd.	62,070	21,259,347

17

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.(a)	605,400	$13,951,200
Korean Reinsurance Co.	701,887	4,915,841
KT Skylife Co. Ltd.	204,451	1,657,336
KT&G Corp.	851,996	63,521,459
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	780,385	3,540,312
Kumho Petrochemical Co. Ltd.	136,173	17,105,460
Kumho Tire Co. Inc.(a)(b)	737,765	2,576,894
Kwang Dong Pharmaceutical Co. Ltd.	346,902	3,229,037
Kyung Dong Navien Co. Ltd.	61,800	2,971,181
L&C Bio Co. Ltd.	109,429	3,812,289
L&F Co. Ltd.	143,756	6,534,659
LEENO Industrial Inc.	77,045	8,508,336
LegoChem Biosciences Inc.(a)	136,743	7,142,692
LEMON Co. Ltd./Korea(a)	101,243	1,226,023
LF Corp.	154,764	2,055,967
LG Chem Ltd.	341,711	247,046,044
LG Corp.	709,061	45,239,444
LG Display Co. Ltd.(a)	1,738,473	23,958,893
LG Electronics Inc.	799,257	61,756,336
LG Hausys Ltd.	57,722	3,938,377
LG Household & Health Care Ltd.(b)	69,611	95,242,921
LG Innotek Co. Ltd.	107,954	15,121,657
LG International Corp.	263,531	4,548,771
LG Uplus Corp.	1,549,802	16,736,825
LIG Nex1 Co. Ltd.	132,454	3,626,909
Lock&Lock Co. Ltd.(a)	182,857	1,718,596
Lotte Chemical Corp.	127,047	32,377,438
Lotte Chilsung Beverage Co. Ltd.	46,108	4,141,824
Lotte Confectionery Co. Ltd.	13,101	1,219,469
Lotte Corp.	216,572	6,928,425
LOTTE Fine Chemical Co. Ltd.	161,956	8,049,867
LOTTE Himart Co. Ltd.	80,286	2,281,862
LOTTE Reit Co. Ltd.	745,871	3,606,172
Lotte Shopping Co. Ltd.	79,254	7,269,695
Lotte Tour Development Co. Ltd.(a)(b)	258,623	3,914,812
LS Corp.	135,150	7,719,019
LS Electric Co. Ltd.	147,600	7,349,654
Maeil Dairies Co. Ltd.	33,326	2,105,180
Mando Corp.(b)	244,074	10,697,744
Mcnex Co. Ltd.(b)	105,625	3,479,311
Medipost Co. Ltd.(a)(b)	153,686	4,423,568
MedPacto Inc.(a)	86,396	8,377,652
Medy-Tox Inc.	35,740	7,231,653
MegaStudyEdu Co. Ltd.	68,604	2,362,128
Meritz Financial Group Inc.	314,320	2,814,976
Meritz Fire & Marine Insurance Co. Ltd.	402,604	5,257,447
Meritz Securities Co. Ltd.	1,930,439	6,437,413
Mezzion Pharma Co. Ltd.(a)	50,543	8,007,038
Mirae Asset Daewoo Co. Ltd.	2,208,951	18,924,455
Mirae Asset Life Insurance Co. Ltd.	724,531	2,583,051
Namhae Chemical Corp.(b)	225,906	1,765,927
Naturecell Co. Ltd.(a)	417,056	3,640,830
NAVER Corp.	918,301	230,291,019
NCSoft Corp.	122,605	89,747,458
NEPES Corp.	134,758	3,909,206
Netmarble Corp.(a)(b)(c)	161,060	18,193,936
Nexen Tire Corp.	247,677	1,282,535
NH Investment & Securities Co. Ltd.	764,253	7,424,626
NHN Corp.(a)	91,328	6,024,982
NHN KCP Corp.	119,588	7,208,458

Security	Shares	Value

South Korea (continued)
NICE Holdings Co. Ltd.	192,731	$3,378,954
NICE Information Service Co. Ltd.(b)	301,422	5,829,317
NKMax Co. Ltd.(a)	331,317	4,326,538
Nong Shim Holdings Co. Ltd.	32,087	2,226,995
NongShim Co. Ltd.	22,467	5,827,147
OCI Co. Ltd.(a)(b)	146,916	9,200,921
OptoElectronics Solutions Co. Ltd.(b)	64,350	3,053,070
Orion Corp./Republic of Korea	179,648	19,238,433
Orion Holdings Corp.	170,686	2,036,108
Oscotec Inc.(a)	160,618	8,883,305
Osstem Implant Co. Ltd.(a)	96,603	4,592,036
Ottogi Corp.	9,705	4,876,400
Pan Ocean Co. Ltd.(a)	2,281,838	8,764,007
Paradise Co. Ltd.(b)	403,258	5,393,537
Partron Co. Ltd.(b)	303,930	2,746,645
Pearl Abyss Corp.(a)	44,904	8,404,156
PHARMA RESEARCH PRODUCTS Co. Ltd.	37,045	1,978,545
Pharmicell Co. Ltd.(a)(b)	426,357	7,879,446
PI Advanced Materials Co. Ltd.(b)	153,904	4,541,110
Poongsan Corp.	236,182	5,848,255
POSCO	545,013	115,252,851
POSCO Chemical Co. Ltd.(b)	164,255	13,582,154
Posco ICT Co. Ltd.(b)	496,016	3,160,194
Posco International Corp.	383,851	4,613,635
RFHIC Corp.(b)	111,657	3,799,093
S&S Tech Corp.	132,029	5,381,147
S&T Motiv Co. Ltd.	74,377	3,333,875
S-1 Corp.	123,985	8,829,260
Sam Chun Dang Pharm Co. Ltd.	114,645	6,019,497
SAM KANG M&T Co. Ltd.(a)	202,782	3,536,842
Samjin Pharmaceutical Co. Ltd.(b)	193,629	5,022,053
Samsung Biologics Co. Ltd.(a)(b)(c)	122,853	87,264,433
Samsung C&T Corp.	621,474	67,676,668
Samsung Card Co. Ltd.	205,926	6,159,822
Samsung Electro-Mechanics Co. Ltd.	415,459	58,570,877
Samsung Electronics Co. Ltd.	35,516,071	2,140,817,799
Samsung Engineering Co. Ltd.(a)	1,140,237	14,065,551
Samsung Fire & Marine Insurance Co. Ltd.	230,493	39,160,168
Samsung Heavy Industries Co. Ltd.(a)(b)	3,531,103	21,795,159
Samsung Life Insurance Co. Ltd.	520,614	33,545,505
Samsung SDI Co. Ltd.	409,941	197,459,268
Samsung SDS Co. Ltd.	256,562	40,111,361
Samsung Securities Co. Ltd.	442,173	15,764,064
Samwha Capacitor Co. Ltd.(b)	67,327	3,565,462
Samyang Corp.	3,758	177,618
Samyang Foods Co. Ltd.(b)	38,405	3,522,758
Samyang Holdings Corp.	56,500	3,446,523
Sebang Global Battery Co. Ltd.	70,930	2,813,996
Seegene Inc.(b)	138,667	23,546,635
Seobu T&D(a)	296,973	1,873,274
Seojin System Co. Ltd.(b)	99,477	4,310,625
Seoul Semiconductor Co. Ltd.	295,020	4,998,983
SFA Engineering Corp.	137,863	4,672,055
SFA Semicon Co. Ltd.(a)	689,321	3,320,303
Shin Poong Pharmaceutical Co. Ltd.(a)	222,473	26,538,734
Shinhan Financial Group Co. Ltd.	3,307,140	96,235,966
Shinsegae Inc.	54,083	11,265,764
Shinsegae International Inc.(b)	25,217	3,623,427
Shinsung E&G Co. Ltd.(a)	1,108,681	4,052,790
Silicon Works Co. Ltd.(b)	87,689	3,724,534

18

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SillaJen Inc.(a)(b)(e)	540,819	$5,026,726
SK Biopharmaceuticals Co. Ltd.(a)	116,317	19,709,401
SK Chemicals Co. Ltd.	57,677	22,204,511
SK D&D Co. Ltd.	77,768	3,166,100
SK Discovery Co. Ltd.	87,713	5,342,602
SK Gas Ltd.	35,737	3,439,511
SK Holdings Co. Ltd.	262,328	50,139,959
SK Hynix Inc.	4,053,465	357,157,686
SK Innovation Co. Ltd.	413,675	64,674,687
SK Materials Co. Ltd.(b)	35,537	8,340,300
SK Networks Co. Ltd.	1,134,256	4,935,559
SK Telecom Co. Ltd.	291,242	62,509,579
SKC Co. Ltd.	160,522	13,012,357
SL Corp.(b)	111,998	1,670,026
SM Entertainment Co. Ltd.(a)	165,762	4,449,082
S-Oil Corp.	327,905	20,624,633
Solid Inc.(a)	415,806	4,039,505
Songwon Industrial Co. Ltd.	120,354	1,544,464
Soulbrain Co. Ltd./New(a)	34,782	7,993,369
Soulbrain Holdings Co. Ltd.(b)	40,671	1,584,131
SPC Samlip Co. Ltd.	1,512	96,332
ST Pharm Co. Ltd.(a)	77,296	5,511,413
STCUBE(a)	165,049	1,237,998
Taekwang Industrial Co. Ltd.	1,643	1,140,323
Taeyoung Engineering & Construction Co. Ltd.	164,169	1,513,283
Telcon RF Pharmaceutical Inc.(a)(b)	665,320	4,010,379
Tera Resource Co. Ltd.(a)(e)	49,111	0	(f)
TES Co. Ltd./Korea	108,758	2,855,199
Theragen Etex Co. Ltd.(a)(b)	224,303	2,057,454
Tokai Carbon Korea Co. Ltd.(b)	49,478	4,592,102
Tongyang Inc.(b)	1,161,873	1,270,495
Tongyang Life Insurance Co. Ltd.	742,318	2,455,274
TY Holdings Co. Ltd./Korea(a)	158,286	3,390,157
Unison Co. Ltd.(a)	949,710	4,823,433
Value Added Technology Co. Ltd.	4,125	82,757
Vieworks Co. Ltd.	67,558	1,785,795
Webzen Inc.(a)	154,076	4,734,159
Wemade Co. Ltd.	88,573	3,281,816
Wonik Holdings Co. Ltd.(a)	360,298	2,022,006
WONIK IPS Co. Ltd.(a)	246,777	8,887,139
Woori Financial Group Inc.	4,093,861	36,367,678
Woori Investment Bank Co. Ltd.(a)(b)	3,425,208	1,696,276
YG Entertainment Inc.(a)(b)	96,069	3,802,650
Youlchon Chemical Co. Ltd.(b)	102,903	1,836,640
Youngone Corp.	172,236	4,653,975
Youngone Holdings Co. Ltd.	51,782	1,764,205
Yuanta Securities Korea Co. Ltd.(a)	960,236	2,655,390
Yuhan Corp.	348,544	20,284,880
Yungjin Pharmaceutical Co. Ltd.(a)	760,322	5,496,883
Yuyang DNU Co. Ltd.(a)(b)(e)	557,962	522,892
Zinus Inc.	67,150	6,280,805

		7,606,723,630

Taiwan — 13.3%
AcBel Polytech Inc.(b)	6,920,000	7,174,318
Accton Technology Corp.	3,757,000	31,503,307
Acer Inc.(b)	21,728,872	17,648,395
A-DATA Technology Co. Ltd.(b)	1,783,820	3,817,666
Adimmune Corp.(a)	2,232,000	5,027,433
Advanced Ceramic X Corp.(b)	385,000	5,943,338
Advanced Wireless Semiconductor Co.(b)	1,198,000	5,106,815

Security	Shares	Value

Taiwan (continued)
Advantech Co. Ltd.(b)	2,721,110	$29,309,035
Airtac International Group	909,880	26,495,935
Alchip Technologies Ltd.(b)	445,000	10,429,261
AmTRAN Technology Co. Ltd.(a)	7,530,000	3,038,155
AP Memory Technology Corp.	338,000	5,407,526
Arcadyan Technology Corp.(b)	1,113,391	3,781,291
Ardentec Corp.	3,683,546	4,826,961
ASE Technology Holding Co. Ltd.(b)	24,365,222	65,481,133
Asia Cement Corp.(b)	15,473,050	23,506,116
Asia Optical Co. Inc.(b)	2,191,000	5,626,917
Asia Pacific Telecom Co. Ltd.(a)	15,463,173	5,240,742
Asia Vital Components Co. Ltd.(b)	2,430,000	6,300,395
ASMedia Technology Inc.	210,000	12,119,989
ASPEED Technology Inc.(b)	182,000	9,003,421
ASROCK Inc.	253,000	1,482,361
Asustek Computer Inc.(b)	5,092,000	44,484,098
AU Optronics Corp.(a)(b)	64,367,000	27,551,176
AURAS Technology Co. Ltd.(b)	517,000	4,226,331
Bank of Kaohsiung Co. Ltd.(a)	21,586,837	7,800,874
BES Engineering Corp.(b)	14,323,000	4,517,631
Bizlink Holding Inc.(b)	950,926	8,173,910
Brighton-Best International Taiwan Inc.(b)	4,004,000	3,715,667
Capital Securities Corp.(b)	22,553,050	9,495,188
Career Technology MFG. Co. Ltd.(b)	3,678,498	4,807,440
Casetek Holdings Ltd.	1,556,485	4,718,193
Catcher Technology Co. Ltd.(b)	5,006,000	33,019,139
Cathay Financial Holding Co. Ltd.	55,921,872	79,264,753
Cathay Real Estate Development Co. Ltd.(b)	6,911,900	5,104,657
Center Laboratories Inc.(b)	2,646,070	6,182,905
Century Iron & Steel Industrial Co. Ltd.(b)	1,059,000	4,848,680
Chailease Holding Co. Ltd.	9,155,782	50,111,464
Chang Hwa Commercial Bank Ltd.(b)	38,887,121	24,285,265
Charoen Pokphand Enterprise	1,438,000	3,602,252
Chaun-Choung Technology Corp.	230,000	1,928,603
Cheng Loong Corp.(b)	6,032,000	6,729,852
Cheng Shin Rubber Industry Co. Ltd.	11,965,650	17,841,948
Cheng Uei Precision Industry Co. Ltd.	2,936,000	4,419,065
Chicony Electronics Co. Ltd.	4,065,787	12,182,026
Chicony Power Technology Co. Ltd.	1,014,000	2,394,253
Chief Telecom Inc.(b)	212,000	2,826,419
Chilisin Electronics Corp.(b)	1,823,000	8,442,628
China Airlines Ltd.(a)	20,376,000	6,991,572
China Bills Finance Corp.	12,861,000	6,768,354
China Development Financial Holding Corp.	95,955,000	30,029,597
China General Plastics Corp.(b)	5,207,892	4,348,665
China Life Insurance Co. Ltd.	20,131,329	15,997,706
China Man-Made Fiber Corp.(a)	15,359,514	5,049,334
China Metal Products(b)	3,619,146	4,412,431
China Motor Corp.(a)	1,905,800	3,222,860
China Petrochemical Development Corp.(b)	24,018,245	7,668,311
China Steel Chemical Corp.(b)	1,170,000	4,207,526
China Steel Corp.(b)	83,004,529	66,397,799
Chin-Poon Industrial Co. Ltd.	3,605,000	3,920,884
Chipbond Technology Corp.(b)	4,182,000	9,434,351
ChipMOS Technologies Inc.(b)	5,524,000	6,172,771
Chlitina Holding Ltd.(b)	391,000	2,825,928
Chong Hong Construction Co. Ltd.(b)	1,510,122	4,397,513
Chroma ATE Inc.	2,683,000	14,119,814
Chung Hung Steel Corp.(a)	11,132,000	4,706,275

19

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chung-Hsin Electric & Machinery Manufacturing Corp.	2,784,000	$5,714,025
Chunghwa Precision Test Tech Co. Ltd.(b)	157,000	4,268,924
Chunghwa Telecom Co. Ltd.	26,712,000	101,684,133
Cleanaway Co. Ltd.	730,000	4,174,722
Clevo Co.	3,891,175	4,177,527
CMC Magnetics Corp.(b)	13,491,640	4,047,137
Compal Electronics Inc.(b)	29,122,000	19,719,484
Compeq Manufacturing Co. Ltd.(b)	7,650,000	12,896,500
Concraft Holding Co. Ltd.	520,000	1,789,738
Continental Holdings Corp.(b)	3,994,600	3,454,676
Coretronic Corp.(b)	3,378,200	4,160,155
CSBC Corp. Taiwan(a)(b)	2,321,712	2,028,265
CTBC Financial Holding Co. Ltd.	127,334,599	85,552,410
CTCI Corp.(b)	4,340,000	5,961,267
Cub Elecparts Inc.(b)	520,979	3,938,987
Darfon Electronics Corp.	1,971,000	2,997,732
Darwin Precisions Corp.(a)(b)	4,920,000	2,364,845
Delta Electronics Inc.	14,343,000	112,972,669
Depo Auto Parts Ind. Co. Ltd.(b)	864,000	1,582,345
E Ink Holdings Inc.	6,572,000	9,453,627
E.Sun Financial Holding Co. Ltd.	83,550,938	73,723,571
Eclat Textile Co. Ltd.(b)	1,416,683	19,881,526
Egis Technology Inc.(b)	493,000	3,070,169
Elan Microelectronics Corp.(b)	2,191,100	10,147,363
Elite Material Co. Ltd.(b)	2,076,000	11,362,372
Elite Semiconductor Microelectronics Technology Inc.(b)	2,045,000	3,623,279
eMemory Technology Inc.(b)	466,000	9,368,231
Ennoconn Corp.(b)	560,259	4,520,992
Episil-Precision Inc.(b)	812,000	1,911,594
Epistar Corp.(a)	8,075,000	10,765,722
Eternal Materials Co. Ltd.	7,031,915	8,585,585
Eva Airways Corp.	16,515,326	7,329,844
Evergreen Marine Corp. Taiwan Ltd.(a)	17,881,449	15,495,896
Everlight Chemical Industrial Corp.(b)	7,181,781	4,333,888
Everlight Electronics Co. Ltd.(b)	2,972,000	3,858,048
Far Eastern Department Stores Ltd.(b)	8,551,167	7,320,357
Far Eastern International Bank	20,343,140	7,636,930
Far Eastern New Century Corp.(b)	20,936,916	20,127,059
Far EasTone Telecommunications Co. Ltd.	9,291,000	20,210,227
Faraday Technology Corp.(b)	2,543,000	4,278,111
Farglory Land Development Co. Ltd.	1,995,782	3,655,112
Feng Hsin Steel Co. Ltd.	4,194,000	8,622,696
Feng TAY Enterprise Co. Ltd.	2,964,387	19,084,818
Firich Enterprises Co. Ltd.(b)	2,758,718	2,758,476
First Financial Holding Co. Ltd.	74,244,311	55,482,987
FLEXium Interconnect Inc.(b)	2,387,616	10,052,238
Formosa Chemicals & Fibre Corp.	25,321,210	68,405,690
Formosa International Hotels Corp.(b)	435,000	2,151,916
Formosa Petrochemical Corp.	7,780,528	24,704,422
Formosa Plastics Corp.	27,926,800	83,479,111
Formosa Sumco Technology Corp.(b)	526,000	2,694,360
Formosa Taffeta Co. Ltd.	5,075,000	5,457,372
Foxconn Technology Co. Ltd.(b)	5,742,424	10,597,369
Foxsemicon Integrated Technology Inc.(b)	514,000	3,687,852
Fubon Financial Holding Co. Ltd.	45,442,000	70,628,212
Fulgent Sun International Holding Co. Ltd.(b)	856,221	3,634,865
Fusheng Precision Co. Ltd.(b)	729,000	4,373,616
General Interface Solution Holding Ltd.(b)	1,808,000	7,199,649

Security	Shares	Value

Taiwan (continued)
Genius Electronic Optical Co. Ltd.(b)	587,287	$13,104,624
Getac Technology Corp.(b)	3,285,000	5,549,434
Giant Manufacturing Co. Ltd.	2,326,000	23,053,943
Gigabyte Technology Co. Ltd.(b)	3,958,000	10,900,903
Ginko International Co. Ltd.	276,250	1,444,128
Global Lighting Technologies Inc.	364,000	1,449,487
Global PMX Co. Ltd.(b)	338,000	2,282,782
Global Unichip Corp.(b)	622,000	7,201,474
Globalwafers Co. Ltd.(b)	1,609,000	31,499,763
Gold Circuit Electronics Ltd.(a)(b)	2,971,000	5,378,602
Goldsun Building Materials Co. Ltd.	7,609,425	7,221,645
Gourmet Master Co. Ltd.(b)	848,471	4,256,867
Grand Pacific Petrochemical(a)(b)	7,198,000	5,909,418
Grape King Bio Ltd.(b)	878,000	5,575,581
Great Wall Enterprise Co. Ltd.(b)	4,725,789	7,684,951
Greatek Electronics Inc.(b)	2,747,000	5,300,763
Gudeng Precision Industrial Co. Ltd.	391,000	4,012,543
Hannstar Board Corp.(b)	2,487,000	3,913,409
HannStar Display Corp.(a)(b)	23,021,640	8,117,445
Highwealth Construction Corp.(b)	5,431,153	8,479,478
Hiwin Technologies Corp.(b)	1,885,717	20,211,790
Holtek Semiconductor Inc.(b)	1,319,000	3,322,663
Holy Stone Enterprise Co. Ltd.	1,034,330	4,227,680
Hon Hai Precision Industry Co. Ltd.	91,771,928	264,988,323
Hota Industrial Manufacturing Co. Ltd.(b)	1,974,216	6,801,790
Hotai Finance Co. Ltd.(b)	1,382,000	3,995,327
Hotai Motor Co. Ltd.	2,281,000	51,297,991
Hsin Kuang Steel Co. Ltd.(b)	3,819,000	5,205,443
HTC Corp.(a)(b)	7,206,000	7,913,264
Hua Nan Financial Holdings Co. Ltd.	61,332,702	39,055,821
Huaku Development Co. Ltd.(b)	1,878,000	5,811,406
Hung Sheng Construction Ltd.	6,413,200	4,275,092
IBF Financial Holdings Co. Ltd.	16,923,267	7,124,961
IEI Integration Corp.(b)	1,582,373	2,673,143
Innodisk Corp.(b)	515,740	2,949,412
Innolux Corp.(b)	61,603,241	21,721,343
International CSRC Investment Holdings Co.(b)	5,761,685	4,689,802
International Games System Co. Ltd.(b)	457,000	10,870,836
Inventec Corp.(b)	18,147,000	14,834,667
ITEQ Corp.(b)	1,563,604	7,515,613
Jentech Precision Industrial Co. Ltd.(b)	642,000	6,284,291
Jih Sun Financial Holdings Co. Ltd.	11,617,314	4,198,170
Johnson Health Tech Co. Ltd.(b)	865,000	2,494,623
Kenda Rubber Industrial Co. Ltd.	4,437,337	5,760,248
Kindom Development Co. Ltd.	2,968,000	3,915,334
King Slide Works Co. Ltd.(b)	560,000	5,894,220
King Yuan Electronics Co. Ltd.(b)	7,903,000	9,815,497
King’s Town Bank Co. Ltd.	6,495,000	8,704,815
Kinpo Electronics(b)	12,989,000	5,081,216
Kinsus Interconnect Technology Corp.(b)	2,250,000	7,159,898
LandMark Optoelectronics Corp.(b)	556,900	5,392,664
Largan Precision Co. Ltd.(b)	734,000	83,050,610
Lealea Enterprise Co. Ltd.(a)	4,160,000	1,787,913
Lien Hwa Industrial Holdings Corp.(b)	5,728,934	8,281,101
Lite-On Technology Corp.(b)	15,084,238	25,429,265
Longchen Paper & Packaging Co. Ltd.(b)	5,354,646	3,578,844
Lotes Co. Ltd.(b)	573,722	8,957,330
Lotus Pharmaceutical Co. Ltd.(a)	173,000	514,099
Machvision Inc.(b)	275,094	2,929,253
Macronix International(b)	13,800,554	18,641,218

20

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Makalot Industrial Co. Ltd.(b)	1,495,568	$9,680,986
Marketech International Corp.(b)	669,000	2,628,822
MediaTek Inc.	11,222,572	277,192,902
Medigen Vaccine Biologics Corp.(a)	942,000	3,536,321
Mega Financial Holding Co. Ltd.(b)	78,039,958	77,896,213
Mercuries Life Insurance Co. Ltd.(a)	14,449,031	4,410,370
Merida Industry Co. Ltd.(b)	1,637,850	14,365,845
Merry Electronics Co. Ltd.(b)	1,376,051	6,831,373
Microbio Co. Ltd.(a)	2,089,000	5,496,886
Micro-Star International Co. Ltd.	5,098,000	22,357,688
Mitac Holdings Corp.(b)	7,129,053	7,378,548
momo.com Inc.(b)	307,000	6,678,011
Motech Industries Inc.(a)	3,116,000	4,165,235
Nan Kang Rubber Tire Co. Ltd.	3,666,000	5,582,121
Nan Liu Enterprise Co. Ltd.(b)	325,000	2,200,684
Nan Pao Resins Chemical Co. Ltd.	350,000	1,909,482
Nan Ya Plastics Corp.	37,245,440	83,892,895
Nan Ya Printed Circuit Board Corp.(b)	1,703,000	10,814,595
Nantex Industry Co. Ltd.	2,393,000	5,154,993
Nanya Technology Corp.(b)	8,954,000	22,744,307
Newmax Technology Co. Ltd.(a)(b)	781,000	1,649,547
Nien Made Enterprise Co. Ltd.	1,238,000	14,615,806
Novatek Microelectronics Corp.	4,267,000	44,762,144
OBI Pharma Inc.(a)	1,195,258	4,948,353
Oneness Biotech Co. Ltd.(a)	1,448,000	14,529,532
Oriental Union Chemical Corp.(b)	5,074,000	3,168,747
Pan Jit International Inc.(b)	2,680,200	4,193,910
Pan-International Industrial Corp.(b)	5,539,366	4,120,149
Parade Technologies Ltd.	551,000	20,008,245
PChome Online Inc.	429,000	1,324,515
Pegatron Corp.(b)	14,234,000	32,610,480
PharmaEngine Inc.(b)	1,013,793	2,162,569
PharmaEssentia Corp.(a)	1,388,587	4,238,473
Pharmally International Holding Co. Ltd.(e)	597,543	1,056,107
Phison Electronics Corp.(b)	1,093,000	12,386,247
Pixart Imaging Inc.(b)	1,019,000	7,060,872
Pou Chen Corp.	16,209,000	17,771,467
Power Wind Health Industry Inc.	312,957	1,778,757
Powertech Technology Inc.(b)	5,165,000	16,671,520
Poya International Co. Ltd.	409,447	8,590,450
President Chain Store Corp.	3,944,000	35,838,821
President Securities Corp.(b)	7,793,657	4,320,315
Primax Electronics Ltd.(b)	3,666,000	6,006,568
Prince Housing & Development Corp.(b)	9,631,995	4,055,221
Qisda Corp.(b)	11,479,000	9,464,310
Quanta Computer Inc.	21,136,000	57,099,272
Quanta Storage Inc.(b)	1,552,000	2,150,829
Radiant Opto-Electronics Corp.(b)	3,262,000	13,275,748
Radium Life Tech Co. Ltd.	6,126,279	2,880,173
Realtek Semiconductor Corp.(b)	3,625,110	47,185,889
Rexon Industrial Corp. Ltd.(b)	1,031,000	2,803,351
RichWave Technology Corp.(b)	424,000	4,983,423
Ritek Corp.(a)	983,001	379,371
Roo Hsing Co. Ltd.(a)(b)	4,635,000	1,927,015
Ruentex Development Co. Ltd.(b)	5,943,086	8,767,889
Ruentex Industries Ltd.(b)	2,641,943	6,451,337
Sanyang Motor Co. Ltd.(b)	4,307,000	5,598,609
ScinoPharm Taiwan Ltd.(b)	2,692,027	2,795,685
SDI Corp.(b)	1,446,000	4,043,372
Sensortek Technology Corp.	185,000	4,945,882

Security	Shares	Value

Taiwan (continued)
Sercomm Corp.(b)	1,872,000	$5,188,597
Shanghai Commercial & Savings Bank Ltd. (The)	24,781,346	33,908,341
Shin Kong Financial Holding Co. Ltd.(b)	78,151,727	23,553,139
Shin Zu Shing Co. Ltd.	1,546,904	7,842,387
Shining Building Business Co. Ltd.(a)(b)	6,556,184	4,163,387
Shinkong Synthetic Fibers Corp.	11,453,000	5,042,896
Sigurd Microelectronics Corp.(b)	4,517,700	7,156,360
Simplo Technology Co. Ltd.(b)	1,338,400	15,566,340
Sinbon Electronics Co. Ltd.	1,775,809	12,149,206
Sino-American Silicon Products Inc.	3,683,000	18,542,602
SinoPac Financial Holdings Co. Ltd.	76,261,660	29,699,304
Sinyi Realty Inc.	3,800,704	4,080,398
Sitronix Technology Corp.(b)	956,000	4,695,728
Soft-World International Corp.(b)	905,000	2,863,994
Solar Applied Materials Technology Co.	2,887,000	4,811,245
Sporton International Inc.	713,000	6,003,684
St. Shine Optical Co. Ltd.(b)	346,000	3,520,393
Standard Foods Corp.	3,249,096	7,113,186
Sunny Friend Environmental Technology Co. Ltd.(b)	555,000	4,351,987
Sunonwealth Electric Machine Industry Co. Ltd.(b)	1,630,000	3,219,682
Supreme Electronics Co. Ltd.(b)	2,941,000	3,363,796
Synnex Technology International Corp.	9,836,250	15,357,008
Systex Corp.(b)	1,168,000	3,462,714
TA Chen Stainless Pipe(b)	8,848,552	8,723,597
Taichung Commercial Bank Co. Ltd.	18,741,595	7,167,209
TaiDoc Technology Corp.(b)	411,000	3,302,131
Taigen Biopharmaceuticals Holdings Ltd.(a)(b)	2,121,000	1,692,930
TaiMed Biologics Inc.(a)	1,511,000	4,585,615
Tainan Spinning Co. Ltd.(b)	10,507,894	5,511,552
Taishin Financial Holding Co. Ltd.	69,325,801	32,470,816
Taiwan Business Bank	38,542,725	13,454,964
Taiwan Cement Corp.(b)	35,520,574	53,463,122
Taiwan Cogeneration Corp.	3,980,000	5,473,765
Taiwan Cooperative Financial Holding Co. Ltd.	67,408,072	48,009,257
Taiwan Fertilizer Co. Ltd.(b)	5,642,000	10,708,962
Taiwan Glass Industry Corp.(a)	11,431,053	7,198,926
Taiwan High Speed Rail Corp.	14,351,000	15,835,065
Taiwan Hon Chuan Enterprise Co. Ltd.	3,186,674	6,730,560
Taiwan Mobile Co. Ltd.	11,156,000	38,005,354
Taiwan Paiho Ltd.(b)	2,342,000	6,162,617
Taiwan Secom Co. Ltd.(b)	2,154,185	6,703,840
Taiwan Semiconductor Co. Ltd.(b)	2,260,000	4,503,745
Taiwan Semiconductor Manufacturing Co. Ltd.	183,528,000	3,093,946,285
Taiwan Shin Kong Security Co. Ltd.	4,889,577	6,373,047
Taiwan Styrene Monomer(b)	4,629,000	2,866,480
Taiwan Surface Mounting Technology Corp.	2,068,000	8,851,715
Taiwan TEA Corp.(a)	9,515,000	6,376,160
Taiwan Union Technology Corp.(b)	1,818,000	7,462,714
Tanvex BioPharma Inc.(a)	1,043,738	1,574,624
TCI Co. Ltd.(b)	781,444	6,100,212
Teco Electric and Machinery Co. Ltd.(b)	13,439,000	13,932,899
Test Research Inc.(b)	1,500,400	2,984,744
Test Rite International Co. Ltd.	5,341,000	4,797,109
Thinking Electronic Industrial Co. Ltd.(b)	764,000	3,913,481
Ton Yi Industrial Corp.(a)(b)	8,857,000	3,620,175
Tong Hsing Electronic Industries Ltd.	1,131,761	7,881,925
Tong Yang Industry Co. Ltd.	3,958,400	5,541,274
Topco Scientific Co. Ltd.	1,587,639	6,767,762
TPK Holding Co. Ltd.(a)(b)	2,788,000	4,577,788
Transcend Information Inc.(b)	1,801,000	4,081,909

21

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Tripod Technology Corp.(b)	3,062,000	$13,160,074
TSEC Corp.(a)	3,209,000	5,010,104
TSRC Corp.(b)	5,655,900	4,504,480
TTY Biopharm Co. Ltd.(b)	1,856,124	4,525,940
Tung Ho Steel Enterprise Corp.(b)	7,535,000	8,842,935
TXC Corp.(b)	2,484,000	6,972,020
U-Ming Marine Transport Corp.	4,361,000	4,804,329
Unimicron Technology Corp.	9,065,000	28,592,001
Union Bank of Taiwan	6,516,928	2,377,898
Uni-President Enterprises Corp.	34,976,369	79,763,669
Unitech Printed Circuit Board Corp.(b)	5,763,000	4,741,421
United Integrated Services Co. Ltd.	1,223,400	9,807,803
United Microelectronics Corp.	86,349,000	122,695,711
United Renewable Energy Co. Ltd.(a)	17,681,388	9,212,126
Universal Vision Biotechnology Co. Ltd.	340,000	3,536,883
UPC Technology Corp.	8,023,365	4,926,196
USI Corp.(b)	7,985,300	5,575,212
Vanguard International Semiconductor Corp.(b)	6,514,000	23,996,842
Visual Photonics Epitaxy Co. Ltd.(b)	1,394,000	4,445,736
Voltronic Power Technology Corp.	484,493	14,856,482
Wafer Works Corp.(b)	3,889,404	5,151,303
Wah Lee Industrial Corp.(b)	2,146,000	5,820,044
Walsin Lihwa Corp.(b)	19,784,000	13,465,822
Walsin Technology Corp.(b)	2,352,597	16,054,034
Wan Hai Lines Ltd.	4,409,000	6,759,874
Win Semiconductors Corp.	2,493,427	29,306,133
Winbond Electronics Corp.(b)	21,917,480	14,072,095
Wistron Corp.	21,035,004	22,029,467
Wistron NeWeb Corp.	2,640,654	7,661,857
Wiwynn Corp.(b)	604,000	14,452,346
WPG Holdings Ltd.	10,693,200	16,000,876
WT Microelectronics Co. Ltd.	2,849,734	4,009,274
XinTec Inc.(a)	1,221,000	7,689,483
XPEC Entertainment Inc.(e)	31,000	0	(f)
Xxentria Technology Materials Corp.	1,412,000	3,071,450
Yageo Corp.(b)	2,758,454	42,776,482
Yang Ming Marine Transport Corp.(a)	10,115,677	4,702,490
YFY Inc.(b)	10,339,000	8,633,215
Yieh Phui Enterprise Co. Ltd.(a)(b)	12,917,026	5,551,568
Yuanta Financial Holding Co. Ltd.	69,542,388	46,601,513
Yulon Finance Corp.(b)	1,327,920	4,728,844
Yulon Motor Co. Ltd.(a)(b)	4,936,088	6,754,054
YungShin Global Holding Corp.(b)	2,930,650	4,714,334
Zhen Ding Technology Holding Ltd.(b)	4,425,950	19,177,434

		8,154,553,332

Thailand — 2.1%
Advanced Info Service PCL, NVDR	9,203,200	53,393,772
Airports of Thailand PCL, NVDR(b)	33,209,900	70,262,268
Amata Corp. PCL, NVDR(b)	8,867,230	4,924,610
AP Thailand PCL, NVDR	24,431,890	5,653,660
B Grimm Power PCL, NVDR(b)	6,184,300	10,017,544
Bangchak Corp. PCL, NVDR	10,919,400	7,075,049
Bangkok Airways PCL, NVDR(b)	11,441,100	2,269,309
Bangkok Bank PCL, Foreign	4,212,900	17,339,043
Bangkok Chain Hospital PCL, NVDR(b)	18,148,150	8,399,144
Bangkok Commercial Asset Management PCL, NVDR	13,883,100	9,637,855
Bangkok Dusit Medical Services PCL, NVDR	73,479,100	52,224,815
Bangkok Expressway & Metro PCL, NVDR(b)	61,195,985	18,510,521
Bangkok Land PCL, NVDR	138,096,400	4,656,474

Security	Shares	Value

Thailand (continued)
Banpu PCL, NVDR(b)	32,807,600	$9,272,892
BCPG PCL, NVDR(b)	10,380,125	5,078,540
Berli Jucker PCL, NVDR(b)	9,030,800	11,195,207
BTS Group Holdings PCL, NVDR	63,913,100	21,550,863
Bumrungrad Hospital PCL, NVDR	3,130,900	12,885,853
Central Pattana PCL, NVDR(b)	16,425,500	27,556,831
Central Retail Corp. PCL, NVDR(a)(b)	14,100,617	15,149,423
CH Karnchang PCL, NVDR(a)	10,613,800	6,420,910
Charoen Pokphand Foods PCL, NVDR(b)	31,213,800	29,666,008
Chularat Hospital PCL, NVDR(b)	56,445,400	4,739,548
CK Power PCL, NVDR(a)(b)	25,214,800	4,251,090
CP ALL PCL, NVDR(a)	44,998,600	89,997,200
Delta Electronics Thailand PCL, NVDR	972,400	7,425,600
Dynasty Ceramic PCL, NVDR(b)	57,873,220	4,400,278
Eastern Polymer Group PCL, NVDR(b)	12,466,700	2,390,309
Electricity Generating PCL, NVDR(b)	2,301,400	16,433,137
Energy Absolute PCL, NVDR(b)	11,814,400	17,477,501
Esso Thailand PCL, NVDR(a)(b)	12,024,500	2,881,905
GFPT PCL, NVDR(b)	9,650,400	4,466,301
Global Power Synergy PCL, NVDR(b)	5,583,400	12,966,408
Gulf Energy Development PCL, NVDR(b)	18,505,544	21,411,373
Gunkul Engineering PCL, NVDR	54,010,841	4,463,706
Hana Microelectronics PCL, NVDR(b)	5,008,100	7,077,563
Home Product Center PCL, NVDR(b)	48,532,775	23,584,522
Indorama Ventures PCL, NVDR(b)	13,168,100	13,929,891
Intouch Holdings PCL, NVDR(b)	17,700,700	32,475,664
IRPC PCL, NVDR(b)	86,762,800	7,801,482
Jasmine International PCL, NVDR(b)	45,462,300	5,019,639
Kasikornbank PCL, Foreign	9,016,200	32,786,182
Kasikornbank PCL, NVDR(b)	4,669,300	16,979,273
KCE Electronics PCL, NVDR(b)	6,763,400	8,999,235
Khon Kaen Sugar Industry PCL, NVDR	24,887,286	1,908,711
Kiatnakin Phatra Bank PCL, NVDR(b)	2,671,400	4,371,382
Krung Thai Bank PCL, NVDR(b)	24,800,200	8,772,302
Land & Houses PCL, NVDR	57,619,200	14,952,420
Major Cineplex Group PCL, NVDR(b)	8,460,700	5,314,159
MBK PCL, NVDR(b)	10,534,400	4,596,829
Mega Lifesciences PCL, NVDR(b)	3,567,400	4,274,983
Minor International PCL, NVDR(a)(b)	24,176,060	19,820,373
Muangthai Capital PCL, NVDR(a)(b)	6,003,500	10,716,992
Origin Property PCL, NVDR	10,090,600	2,585,195
Osotspa PCL, NVDR	6,696,300	8,079,833
Plan B Media PCL, NVDR(b)	18,135,700	3,747,045
Prima Marine PCL, NVDR(b)	9,503,400	2,434,755
PTG Energy PCL, NVDR(b)	7,903,500	4,702,909
PTT Exploration & Production PCL, NVDR(b)	10,620,501	33,968,049
PTT Global Chemical PCL, NVDR(b)	17,567,600	33,247,772
PTT PCL, NVDR(b)	87,803,700	116,104,066
Quality Houses PCL, NVDR(b)	96,422,317	7,395,034
Ratch Group PCL, NVDR(b)	6,260,900	11,745,655
Ratchthani Leasing PCL, NVDR(b)	26,112,725	3,211,218
RS PCL, NVDR(b)	4,771,500	2,791,919
Siam Cement PCL (The), NVDR	5,999,000	74,169,455
Siam Commercial Bank PCL (The), NVDR(b)	6,501,900	18,377,271
Siamgas & Petrochemicals PCL, NVDR(b)	10,029,900	3,415,139
Singha Estate PCL, NVDR	39,206,000	1,931,138
Sino-Thai Engineering & Construction PCL, NVDR	10,676,828	4,694,275
Sri Trang Agro-Industry PCL, NVDR(b)	7,791,260	6,889,792
Srisawad Corp PCL, NVDR(b)	6,275,949	12,085,092
Supalai PCL, NVDR(b)	13,043,700	7,718,421

22

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Super Energy Corp. PCL, NVDR	144,657,400	$4,399,498
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	5,900,500	2,126,131
Thai Airways International PCL, NVDR(a)	646,200	62,804
Thai Oil PCL, NVDR(b)	8,872,800	13,932,496
Thai Union Group PCL, NVDR	24,010,600	11,985,457
Thai Vegetable Oil PCL, NVDR	5,180,100	5,565,397
Thanachart Capital PCL, NVDR(b)	3,055,200	3,433,944
Thonburi Healthcare Group PCL, NVDR(b)	6,794,200	5,300,599
Total Access Communication PCL, NVDR(b)	5,755,100	7,134,421
TPI Polene PCL, NVDR(b)	67,307,600	3,404,318
True Corp. PCL, NVDR(b)	89,391,211	9,633,565
TTW PCL, NVDR	20,904,900	8,776,603
WHA Corp. PCL, NVDR(b)	74,724,100	7,756,485

		1,262,632,300

Turkey — 0.4%
Turkiye Petrol Rafinerileri AS(a)	938,494	10,911,954
Akbank T.A.S.(a)	22,621,358	17,409,387
Aksa Akrilik Kimya Sanayii AS	2,006,691	2,742,373
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,773,501	4,747,625
Aselsan Elektronik Sanayi Ve Ticaret AS	5,627,130	12,437,991
Bera Holding AS(a)	1,408,962	2,392,025
BIM Birlesik Magazalar AS	3,712,731	33,224,605
Coca-Cola Icecek AS(a)	649,913	4,656,924
Dogan Sirketler Grubu Holding AS(b)	10,218,794	3,135,301
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	15,030,424	4,150,432
Enerjisa Enerji AS(b)(c)	1,729,522	2,387,911
Eregli Demir ve Celik Fabrikalari TAS	10,687,961	15,029,892
Ford Otomotiv Sanayi AS	641,301	8,837,898
Haci Omer Sabanci Holding AS	6,672,982	8,223,663
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	9,939,914	6,226,543
KOC Holding AS	5,205,437	11,738,810
Koza Altin Isletmeleri AS(a)(b)	289,218	2,752,697
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,736,971	2,813,439
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(b)(c)	354,231	2,083,112
Migros Ticaret AS(a)(b)	706,226	3,808,190
MLP Saglik Hizmetleri AS(a)(c)	751,463	2,030,864
Pegasus Hava Tasimaciligi AS(a)(b)	308,182	2,253,573
Petkim Petrokimya Holding AS(a)(b)	9,763,119	5,229,629
Sasa Polyester Sanayi AS(a)	1,487,473	3,101,497
Sok Marketler Ticaret AS(a)	1,616,889	2,596,200
TAV Havalimanlari Holding AS	1,516,383	3,681,308
Tekfen Holding AS(b)	1,468,940	2,732,344
Turk Hava Yollari AO(a)(b)	4,463,769	6,505,413
Turkcell Iletisim Hizmetleri AS	8,383,885	15,862,635
Turkiye Garanti Bankasi AS(a)	16,942,056	18,951,451
Turkiye Is Bankasi AS, Class C(a)	11,085,076	9,225,459
Turkiye Sinai Kalkinma Bankasi AS(a)	8,174,728	2,393,190
Turkiye Sise ve Cam Fabrikalari AS(b)	14,152,477	12,302,962
Ulker Biskuvi Sanayi AS(a)	1,358,057	3,854,245
Yapi ve Kredi Bankasi AS(a)	20,926,092	7,651,075

		258,082,617

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	21,384,236	35,396,364
Abu Dhabi Islamic Bank PJSC	9,882,699	12,645,464
Air Arabia PJSC	21,319,681	7,197,203
Aldar Properties PJSC	28,477,396	23,568,676
Amanat Holdings PJSC	11,912,978	2,688,662

Security	Shares	Value

United Arab Emirates (continued)
Aramex PJSC	4,681,033	$5,110,312
DAMAC Properties Dubai Co. PJSC(a)	2,850,934	915,863
Dana Gas PJSC	30,024,993	5,582,966
Deyaar Development PJSC(a)	6,237,312	461,878
Dubai Financial Market PJSC	12,119,321	2,880,407
Dubai Investments PJSC	17,270,551	5,877,296
Dubai Islamic Bank PJSC	13,593,920	16,579,982
DXB Entertainments PJSC(a)	38,045,201	1,191,130
Emaar Malls PJSC(a)	19,041,233	9,486,532
Emaar Properties PJSC(a)	25,704,530	22,253,490
Emirates NBD Bank PJSC	19,039,017	56,757,071
Emirates Telecommunications Group Co. PJSC	13,235,195	62,407,900
First Abu Dhabi Bank PJSC	20,705,152	71,137,584
Union Properties PJSC(a)	18,357,792	1,379,402

		343,518,182

Total Common Stocks — 97.3% (Cost: $46,060,866,935)		59,802,837,019

Preferred Stocks

Brazil — 1.2%
Alpargatas SA, Preference Shares, NVS	1,430,400	10,662,637
Azul SA, Preference Shares, NVS	2,121,279	14,973,780
Banco ABC Brasil SA, Preference Shares, NVS	856,363	2,308,586
Banco Bradesco SA, Preference Shares, NVS	32,536,386	146,790,227
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,549,779	3,798,090
Banco Pan SA, Preference Shares, NVS	2,691,100	4,776,495
Bradespar SA, Preference Shares, NVS	1,709,000	18,434,856
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,867,100	11,092,747
Cia. de Saneamento do Parana, Preference Shares, NVS	2,258,019	2,091,942
Cia. Energetica de Minas Gerais, Preference Shares, NVS	7,101,368	16,652,021
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,441,200	7,468,023
Cia. Paranaense de Energia, Preference Shares, NVS	751,200	9,521,537
Gerdau SA, Preference Shares, NVS	8,218,274	34,483,442
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,339,400	5,848,832
Itau Unibanco Holding SA, Preference Shares, NVS	35,603,882	188,789,185
Itausa SA, Preference Shares, NVS	32,409,677	63,662,242
Lojas Americanas SA, Preference Shares, NVS	6,882,827	29,301,676
Marcopolo SA, Preference Shares, NVS	4,383,179	2,262,328
Metalurgica Gerdau SA, Preference Shares, NVS	6,007,436	11,443,479
Petroleo Brasileiro SA, Preference Shares, NVS	35,435,608	163,817,688
Randon SA Implemetos e Participacoes, Preference Shares, NVS	1,730,500	4,722,919
Unipar Carbocloro SA, Preference Shares, NVS	475,294	3,468,861
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	3,464,500	8,780,005

		765,151,598

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	3,184,742	7,162,275

23

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	853,469	$39,946,796

		47,109,071

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	3,462,787	26,929,612

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	51,453,788	26,693,817

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	170,309	12,928,432
Series 2, Preference Shares, NVS	270,314	21,155,115
LG Chem Ltd., Preference Shares, NVS	57,308	18,463,063
LG Household & Health Care Ltd., Preference Shares, NVS	15,326	9,625,927
Samsung Electronics Co. Ltd., Preference Shares, NVS	6,124,920	338,197,652

		400,370,189

Total Preferred Stocks — 2.0% (Cost: $1,137,952,718)		1,266,254,287

Rights

China — 0.0%
Jiayuan International Group Ltd. (Expires 12/01/20)(a)	131,756	0	(f)
Legend Holdings Corp. (Expires 01/28/21)(c)	221,423	0	(f)
Sino Ocean Group Holding Ltd. (Expires 12/09/20)(a)	89,894	0	(f)

		0	(f)

Pakistan — 0.0%
Searle Co. Ltd. (The) (Expires 12/31/20)(a)	135,820	55,385

South Korea — 0.0%
Doosan Heavy Industries (Expires 12/04/20)(a)	381,065	2,448,486
Helixmith Co. Ltd. (Expires 12/21/20)(a)(b)	51,361	605,721
HFR Inc. (Expires 12/18/20)(a)	5,006	26,239

		3,080,446

Total Rights — 0.0% (Cost: $0)		3,135,831

Warrants

Brazil — 0.0%
CVC Brasil Operadora e Agencia de Viagens SA
(Expires 01/29/21)(a)	176,689	232,911

Security	Shares	Value

Thailand — 0.0%
BCPG PCL (Expires 11/13/23)(a)(b)	66,294	$16,108
BCPG PCL (Expires 11/13/22)(a)(b)	66,294	15,450
MBK PCL (Expires 11/15/23)(a)	421,376	142,084

		173,642

Total Warrants — 0.0% (Cost: $0)		406,553

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	1,993,646,697	1,994,842,885
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	13,461,000	13,461,000

		2,008,303,885

Total Short-Term Investments — 3.3% (Cost: $2,007,299,548)		2,008,303,885

Total Investments in Securities — 102.6% (Cost: $49,206,119,201)		63,080,937,575

Other Assets, Less Liabilities — (2.6)%		(1,604,187,055)

Net Assets — 100.0%		$61,476,750,520

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core MSCI Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,395,950,043	$—	$(400,265,242	)(a)	$(283,457)	$(558,459)	$1,994,842,885	1,993,646,697	$7,836,626	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,951,000	—	(577,490,000	)(a)	—	—	13,461,000	13,461,000	116,646		—

					$(283,457)	$(558,459)	$2,008,303,885		$7,953,272		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	6,289	12/18/20	$378,063	$32,744,729

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$59,785,565,447	$1,923,524	$15,348,048	$59,802,837,019
Preferred Stocks	1,266,254,287	—	—	1,266,254,287
Rights	—	3,135,831	—	3,135,831
Warrants	264,469	142,084	—	406,553
Money Market Funds	2,008,303,885	—	—	2,008,303,885

	$63,060,388,088	$5,201,439	$15,348,048	$63,080,937,575

Derivative financial instruments(a)
Assets
Futures Contracts	$32,744,729	$—	$—	$32,744,729

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

25